As filed with the Securities and Exchange Commission on January 27, 2006

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 24

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 60

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8363

John S. Long, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

The information in this prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

TRANSAMERICA FREEDOM

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2006

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183 Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.

American Century International

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value decreased by any rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and other charges, if any.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the policy.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts and the fixed account. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers the subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $15,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund portfolio prospectuses:

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

American Century International – Service Class

American Century Large Company Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Real Estate Securities – Service Class

Great Companies—AmericaSM – Service Class

Great Companies – TechnologySM – Service Class

Janus Growth – Service Class

Jennison Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

Templeton Great Companies Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities– Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities– Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Van Kampen Active International Allocation – Service Class

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

Van Kampen Large Cap Core – Service Class

Van Kampen Emerging Growth – Service Class

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of the AEGON/Transamerica Series Trust. The Initial Class subaccounts of the AEGON/Transamerica Series Trust are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/Transamerica Series Trust has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: the following section on expenses and the Annuity Policy Fee Table and expense examples apply only to policies issued after the date of this prospectus. See Appendix C for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

Full surrenders, partial surrenders and transfers from a guaranteed period option of the fixed account may be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.70% (if you choose the “Return of Premium Death Benefit”) or 1.90% (if you choose the “Annual Step-Up Death Benefit”) or 2.20% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), there is a annual fee during the accumulation phase of 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If an owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:

•	Double Enhanced; or

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit than they are for the other death benefits.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” or “SPO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution +” (“ADD+”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without an excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, are market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2006) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at: our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	2.20%
Annual Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Year	5 Year	10 Year
If the policy is surrendered at the end of the applicable time period.
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The annual service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.55%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk fee for a total annual mortality and expense risk fee of 2.05%.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk fee for a total annual mortality and expense risk fee of 1.75%.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Freedom Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee rider, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. There generally is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get the same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in

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shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.

American Century International

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth(2)

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

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VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

(2)	This subaccount was re-opened May 1, 2003. If you purchased your policy prior to May 1, 2003, you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003, or after, you may only invest in Service Class shares.

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of the AEGON/ Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/ Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Fund, Inc. has a Rule 12b-1 Plan and the Initial Class does not.

The following subaccounts are only available to owners who held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management, LLC

Janus Aspen – Mid Cap Value Portfolio

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Growth Opportunities Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC.

Transamerica Small/Mid Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolio’s fees and investment objectives, may be found in the current prospectuses for the underlying funds portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfer during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains, as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 transfers per year may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes,

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or fees for any optional riders or endorsements. The deduction of any applicable premium taxes or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We also may pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%; for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.75%; and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.50% higher, at an annual rate of 2.05%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution- related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost

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Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Additional Death Distribution+ (“ADD+”)

If you elect the ADD+, there is an annual rider fee during the accumulation phase of 0.55%. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date; and

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from % to % of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust
AIM Variable Insurance Fund
AllianceBernstein Variable Products Series Fund, Inc.
Janus Aspen
MFS Variable Insurance Trust
Variable Insurance Products Fund (Fidelity)

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $ per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $             to $             (for a total of $            ) from the following underlying fund portfolio managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

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6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office.

We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

Generally, all surrenders from a guaranteed period option in excess of the cumulative interest credited are subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your cash value to provide these annuity payments. If the cash value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

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A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under the annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges.

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For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM, and

•	The annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note, distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any

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applicable rider fees. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy.

The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment); or

•	guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix C.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit of 0.50% annually, for a total mortality and expense risk fee of 2.05%.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.75%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person

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(e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain

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date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

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Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income

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received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium (reduced by prior withdrawals in that policy year); and

(2)	is any gains in the policy.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the Statement of Additional Information for an example which illustrates the Additional Death Distribution payable as well as the effect of a surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing;

•	the policy is annuitized or surrendered; or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Additional Death Distribution + (“ADD+”)

The optional “ADD+” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADD+ is only available for issue ages through age 75.

ADD+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and ADD+, the spouse will receive a one-time policy value increase equal to the ADD+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider.

The ADD+ may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON U.S. Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guaranties or loan forgiveness.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2005, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $            to $            , and payments of between         % and         % on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2005, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Atlas Securities

Cannex Financial Exchanges

Capital Financial Services

Centaurus Financial

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

Prospera Financial

Prudential Securities

Questar Financial

Raymond James Financial

Securities America

Smith Barney

Stanford Group

Stifel Nicholas

UBS Financial Services

US Bancorp Piper Jaffray

During 2005, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top     selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2005

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, the separate account, or on the ability of Transamerica to meet its obligations under the policy.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Additional Death Distribution –
Additional Information
Additional Death Distribution+ –
Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A –
Condensed Financial Information

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased on or after May 1, 2006)

The Total Separate Account Annual Expenses of 1.70%, 1.90%, and 2.20% were not offered as of December 31, 2005, therefore condensed financial data is not available that reflects those Total Separate Account Expenses.

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2006)

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2005. Should the total separate account expenses applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205

writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

	Year	2.15%			1.65%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(13)	2005	$1.234511			$1.244663
	2004	$1.152278	$1.234511	536581.000	$1.156053	$1.244663	1,754,171.00
	2003	$1.000000	$1.152278	179,972.944	$1.000000	$1.156053	306,346.159
Asset Allocation - Growth Portfolio - Service Class(13)	2005	1.384807			$1.396201
	2004	$1.241984	1.384807	3,064,722.000	$1.246057	$1.396201	1,258,003.00
	2003	$1.000000	$1.241984	1,201,091.477	$1.000000	$1.246057	96,224.296
Asset Allocation - Moderate Portfolio - Service Class(13)	2005	$1.277203			$1.287710
	2004	$1.174098	$1.277203	2,730,131.000	$1.177954	$1.287710	6,397,712.00
	2003	$1.000000	$1.174098	679,194.714	$1.000000	$1.177954	656,616.562
Asset Allocation - Moderate Growth Portfolio - Service Class(13)	2005	$1.330451			$1.341392
	2004	$1.201059	$1.330451	3,097,756.000	$1.204992	$1.341392	3,814,143.00
	2003	$1.000000	$1.201059	939,048.775	$1.000000	$1.204992	489,410.694
American Century International - Service Class(12)	2005	$1.398004			$1.409527
	2004	$1.250244	$1.398004	177,027.000	$1.254357	$1.409527	238,529.00
	2003	$1.000000	$1.250244	102,017.265	$1.000000	$1.254357	56,673.320
American Century Large Company Value - Service Class(12)	2005	$1.363986			$1.375209
	2004	$1.226414	$1.363986	74,607.000	$1.230438	$1.375209	492,352.00
	2003	$1.000000	$1.226414	13,095.182	$1.000000	$1.230438	15,375.756
Capital Guardian Global - Service Class(5)	2005	$1.412733			$1.424351
	2004	$1.304853	$1.412733	323,337.000	$1.309127	$1.424351	483,782.00
	2003	$1.000000	$1.304853	113,904.988	$1.000000	$1.309127	13,851.019
Capital Guardian U.S. Equity - Service Class(9)a	2005	$1.333518			$1.344493
	2004	$1.244151	$1.333518	204,659.000	$1.248225	$1.344493	166,459.00
	2003	$1.000000	$1.244151	95,240.673	$1.000000	$1.248225	58,517.549
Capital Guardian Value - Service Class(1)	2005	$1.455513			$1.467484
	2004	$1.277541	$1.455513	452,766.000	$1.281735	$1.467484	637,576.00
	2003	$1.000000	$1.277541	109,808.105	$1.000000	$1.281735	70,035.093

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

	Year	2.15% (Continued)			1.65% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Clarion Real Estate Securities - Service Class(13)	2005	$1.637432			$1.650890
	2004	$1.262459	$1.637432	266,453.000	$1.266597	$1.650890	180,655.00
	2003	$1.000000	$1.262459	63,434.115	$1.000000	$1.266597	38,980.275
Great Companies AmericaSM - Service Class(12)	2005	$1.152279			$1.161761
	2004	$1.160147	$1.152279	99,152.000	$1.163952	$1.161761	73,080.00
	2003	$1.000000	$1.160147	10,698.989	$1.000000	$1.163952	0.000
Great Companies - Technology SM - Service Class (12)	2005	$1.369105			$1.380367
	2004	$1.300362	$1.369105	37,401.000	$1.304621	$1.380367	56,860.00
	2003	$1.000000	$1.300362	3,092.232	$1.000000	$1.304621	0.000
Janus Growth - Service Class(1)	2005	$1.353011			$1.364145
	2004	$1.199558	$1.353011	0.000	$1.203487	$1.364145	160.00
	2003	$1.000000	$1.199558	0.000	$1.000000	$1.203487	0.000
Jennison Growth - Service Class(4)	2005	$1.277195			$1.287705
	2004	$1.198453	$1.277195	40,745.000	$1.202386	$1.287705	415,456.00
	2003	$1.000000	$1.198453	0.000	$1.000000	$1.202386	0.000
J.P. Morgan Enhanced Index -Service Class(2)	2005	$1.312320			$1.323097
	2004	$1.210944	$1.312320	1,113,351.000	$1.214901	$1.323097	23,032.00
	2003	$1.000000	$1.210944	0.000	$1.000000	$1.214901	0.000
Marsico Growth - Service Class(11)b	2005	$1.300503			$1.311195
	2004	$1.185885	$1.300503	336,453.000	$1.189769	$1.311195	262,709.00
	2003	$1.000000	$1.185885	160,684.847	$1.000000	$1.189769	26,716.699
Mercury Large Cap Value - Service Class(10)	2005	$1.448152			$1.460054
	2004	$1.253702	$1.448152	78,011.000	$1.257816	$1.460054	28,868.00
	2003	$1.000000	$1.253702	42,002.324	$1.000000	$1.257816	0.000
MFS High Yield - Service Class(3)	2005	$1.158535			$1.168067
	2004	$1.080784	$1.158535	175,332.000	$1.084337	$1.168067	343,085.00
	2003	$1.000000	$1.080784	157,622.638	$1.000000	$1.084337	155,172.512
PIMCO Total Return - Service Class(13)	2005	$1.026377			$1.034840
	2004	$1.006080	$1.026377	658,356.000	$1.009392	$1.034840	380,776.00
	2003	$1.000000	$1.006080	239,952.455	$1.000000	$1.009392	183,885.849
Salomon All Cap - Service Class(10)	2005	$1.354336			$1.365470
	2004	$1.270508	$1.354336	265,380.000	$1.274668	$1.365470	209,317.00
	2003	$1.000000	$1.270508	67,280.160	$1.000000	$1.274668	20,127.313
Templeton Great Companies Global - Service Class(11)	2005	$1.079394			$1.082954
	2004	$1.201198	$1.079394	4,350.000	$1.205139	$1.082954	56,317.00
	2003	$1.000000	$1.201198	0.000	$1.000000	$1.205139	934.640
Transamerica Balanced - Service Class(13)	2005	$1.187040			$1.196794
	2004	$1.093673	$1.187040	38,942.000	$1.097257	$1.196794	20,339.00
	2003	$1.000000	$1.093673	0.000	$1.000000	$1.097257	23,100.100
Transamerica Convertible Securities - Service Class(13)	2005	$1.271177			$1.281643
	2004	$1.149242	$1.271177	3,391.000	$1.153019	$1.281643	640,111.00
	2003	$1.000000	$1.149242	0.000	$1.000000	$1.153019	18,759.819
Transamerica Equity - Service Class(10)	2005	$1.364662			$1.364662
	2004	$1.205743	$1.364662	395,965.000	$1.209695	$1.375901	626,065.00
	2003	$1.000000	$1.205743	38,359.608	$1.000000	$1.209695	104,864.450
Transamerica Growth Opportunities - Service Class(12)	2005	$1.421396			$1.433086
	2004	$1.246300	$1.421396	74,869.000	$1.250384	$1.433086	105,738.00
	2003	$1.000000	$1.246300	48,950.305	$1.000000	$1.250384	5,210.598
Transamerica Money Market - Service Class(1)	2005	$0.975511			$0.983543
	2004	$0.989088	$0.975511	6,407.000	$0.992339	$0.983543	1,100,594.00
	2003	$1.000000	$0.989088	216,867.4832	$1.000000	$0.992339	333,610.609
Transamerica U.S. Government Securities - Service Class(1)	2005	$0.999084			$1.007306
	2004	$0.991836	$0.999084	68,802.000	$0.995091	$1.007306	151,064.00
	2003	$1.000000	$0.991836	26,176.409	$1.000000	$0.995091	225,309.984
T. Rowe Price Equity Income - Service Class(6)	2005	$1.358789			$1.369959
	2004	$1.211630	$1.358789	316,276.000	$1.215594	$1.369959	52,422.00
	2003	$1.000000	$1.211630	24,239.954	$1.000000	$1.215594	18,296.861

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

	Year	2.15% (Continued)			1.65% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Growth Stock - Service Class(7)	2005	$1.294613			$1.305262
	2004	$1.207107	$1.294613	291,832.000	$1.211056	$1.305262	52,944.00
	2003	$1.000000	$1.207107	63,869.423	$1.000000	$1.211056	0.000
T. Rowe Price Small Cap - Service Class(10)	2005	$1.430228			$1.441997
	2004	$1.326829	$1.430228	313,716.000	$1.331180	$1.441997	207,470.00
	2003	$1.000000	$1.326829	101,816.725	$1.000000	$1.331180	38,917.197
Van Kampen Active International Allocation - Service Class(1)	2005	$1.481461			$1.493653
	2004	$1.307862	$1.481461	304,963.000	$1.312150	$1.493653	285,890.00
	2003	$1.000000	$1.307862	74,368.417	$1.000000	$1.312150	18,343.025
Van Kampen Emerging Growth - Service Class(12)	2005	$1.239838			$1.250057
	2004	$1.184648	$1.239838	125,106.000	$1.188546	$1.250057	43,349.00
	2003	$1.000000	$1.184648	23,023.688	$1.000000	$1.188546	4,750.474
Van Kampen Large Cap Core - Service Class(1)	2005	$1.262208			$1.272601
	2004	$1.145861	$1.262208	38,665.000	$1.149629	$1.272601	99,596.00
	2003	$1.000000	$1.145861	0.000	$1.000000	$1.149629	0.000
PAM Transamerica U. S. Government Securities - Service Class(14)	2005	N/A			$1.007306
	2004	N/A	N/A	N/A	$0.995091	$1.007306	30,609.00
	2003	N/A	N/A	N/A	$1.000000	$0.995091	0.000
AIM V.I. Basic Value Fund - Series II Shares(13)	2005	$1.394287			$1.082408
	2004	$1.285073	$1.394287	68,626.000	$0.992723	$1.082408	1,231,735.00
	2003	$1.000000	$1.285073	5,919.219	$0.757050	$0.992723	1,254,260.8415
	2002	N/A	N/A	N/A	$1.000000	$0.757050	1,003,800.155
AIM V.I. Capital Appreciation Fund - Series II Shares(13)	2005	$1.269873			$1.053179
	2004	$1.219988	$1.269873	0.000	$1.006847	$1.053179	166,844.00
	2003	$1.000000	$1.219988	0.000	$0.792246	$1.006847	195,885.874
	2002	N/A	N/A	N/A	$1.000000	$0.792246	93,051.475
Alliance Bernstein Growth and Income Portfolio - Class B(12)	2005	$1.333168			$1.005840
	2004	$1.224493	$1.333168	290,239.000	$0.919316	$1.005840	2,861,924.00
	2003	$1.000000	$1.224493	114,697.784	$0.706941	$0.919316	3,274,904.979
	2002	N/A	N/A	N/A	$0.924456	$0.706941	3,412,179.268
	2001	N/A	N/A	N/A	$1.000000	$0.924456	2,100,221.216
Alliance Bernstein Large Cap Growth Portfolio - Service Class(12)	2005	$1.214121			$0.751468
	2004	$1.144760	$1.214121	48,544.000	$0.705069	$0.751468	935,900.00
	2003	$1.000000	$1.144760	47,733.393	$0.580946	$0.705069	956,802.626
	2002	N/A	N/A	N/A	$0.853898	$0.580946	977,257.596
	2001	N/A	N/A	N/A	$1.000000	$0.853898	502,759,851
Janus Aspen -Mid Cap Growth Portfolio - Service Class(11)	2005	$1.475288			$0.487253
	2004	$1.250953	$1.475288	92,181.000	$0.411128	$0.487253	1,950,768.00
	2003	$1.000000	$1.250953	10,363.837	$0.310104	$0.411128	2,333,284.441
	2002	N/A	N/A	N/A	$0.438542	$0.310104	2,981,371.124
	2001	N/A	N/A	N/A	$0.738029	$0.438542	1,103,411.436
	2000	N/A	N/A	N/A	$1.000000	$0.738029	181,211,158
Janus Aspen - Mid Cap Value Portfolio - Service Shares(11)	2005	N/A			$1.091239
	2004	N/A	N/A	N/A	$0.941673	$1.091239	260,937.00
	2003	N/A	N/A	N/A	$0.677839	$0.941673	290,793.061
	2002	N/A	N/A	N/A	$0.899778	$0.677839	512,467.432
	2001	N/A	N/A	N/A	$0.998370	$0.899778	332,829.788
	2000	N/A	N/A	N/A	$1.000000	$0.998370	52,152.849
Janus Aspen -World Wide Growth Portfolio - Service Shares(11)	2005	$1.263357			$0.617582
	2004	$1.234690	$1.263357	161,412.000	$0.600609	$0.617582	2,197,986.00
	2003	$1.000000	$1.234690	215.949	$0.493626	$0.600609	5,422,331.886
	2002	N/A	N/A	N/A	$0.675409	$0.493626	6,042,239.890
	2001	N/A	N/A	N/A	$0.887322	$0.675409	1,130,009.520
	2000	N/A	N/A	N/A	$1.000000	$0.887322	199,940.653

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

		2.15% (Continued)			1.65% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MFS New Discovery Series - Service Class(13)	2005	$1.318163			$1.023299
	2004	$1.267862	$1.318163	96,913.000	$0.979415	$1.023299	507,516.00
	2003	$1.000000	$1.267862	50,423.630	$0.746131	$0.979415	252,905.234
	2002	N/A	N/A	N/A	$1.000000	$0.746131	88,053.024
MFS Total Return Series - Service Class(13)	2005	$1.216718			$1.142421
	2004	$1.119499	$1.216718	185,984.000	$1.045974	$1.142421	7,769,161.00
	2003	$1.000000	$1.119499	82,360.117	$0.916538	$1.045974	5,455,329.528
	2002	N/A	N/A	N/A	$1.000000	$0.916538	2,852,668.086
Fidelity VIP - Contrafund® Portfolio - Service Class 2(10)	2005	$1.391080			$1.007547
	2004	$1.233995	$1.391080	255,237.000	$0.889389	$1.007547	11,185,879.00
	2003	$1.000000	$1.233995	83,464.910	$0.705209	$0.889389	11,043,294.566
	2002	N/A	N/A	N/A	$0.793026	$0.705209	8,369,366.786
	2001	N/A	N/A	N/A	$0.921032	$0.793026	3,181,951.082
	2000	N/A	N/A	N/A	$1.000000	$0.921032	905,751.342
Fidelity -VIP Equity-Income Portfolio - Service Class 2(10)	2005	$1.364018			$1.151310
	2004	$1.252706	$1.364018	136,367.000	$1.052163	$1.151310	4,404,731.00
	2003	$1.000000	$1.252706	77,379.047	$0.822512	$1.052163	4,183,621.596
	2002	N/A	N/A	N/A	$1.009197	$0.822512	3,647,123.191
	2001	N/A	N/A	N/A	$1.082527	$1.009197	1,646,698.434
	2000	N/A	N/A	N/A	$1.000000	$1.082527	248,503.974
Fidelity -VIP Growth Portfolio - Service Class 2(12)	2005	$1.251476			$0.785870
	2004	$1.239747	$1.251476	94,028.000	$0.774687	$0.785870	4,355,705.00
	2003	$1.000000	$1.239747	11,204.374	$0.594116	$0.774687	4,619,609.096
	2002	N/A	N/A	N/A	$0.866432	$0.594116	4,275,755.599
	2001	N/A	N/A	N/A	$1.000000	$0.866432	447,911.910
Fidelity -VIP Growth Opportunities Portfolio - Service Class 2(10)	2005	N/A			$0.730396
	2004	N/A	N/A	N/A	$0.394612	$0.730396	229,436.00
	2003	N/A	N/A	N/A	$0.545616	$0.394612	305,580.826
	2002	N/A	N/A	N/A	$0.711125	$0.545616	405,195.634
	2001	N/A	N/A	N/A	$0.846932	$0.711125	471,916.204
	2000	N/A	N/A	N/A	$1.000000	$0.846932	315,088.251
Fidelity -VIP Mid Cap Portfolio - Service Class 2(10)	2005	$1.692355			$1.559181
	2004	$1.386871	$1.692355	381,416.000	$1.271464	$1.559181	11,302,961.00
	2003	$1.000000	$1.386871	133,784.257	$0.934838	$1.271464	11,797,256.740
	2002	N/A	N/A	N/A	$1.056151	$0.934838	11,119,727.497
	2001	N/A	N/A	N/A	$1.112803	$1.056151	3,679,109.250
	2000	N/A	N/A	N/A	$1.000000	$1.112803	2,963,799.310
Fidelity -VIP Value Strategies Portfolio - Service Class 2(13)	2005	$1.640189			$1.295883
	2004	$1.471850	$1.640189	369,833.000	$1.157177	$1.295883	5,572,327.00
	2003	$1.000000	$1.471850	146,595.072	$0.747462	$1.157177	5,139,439.175
	2002	N/A	N/A	N/A	$1.000000	$0.747462	2,909,201.745
Asset Allocation Conservative Portfolio - Initial Class(13)	2005	N/A			$1.168714
	2004	N/A	N/A	N/A	$1.082863	$1.168714	6,043,256.00
	2003	N/A	N/A	N/A	$0.895514	$1.082863	3,745,811.278
	2002	N/A	N/A	N/A	$1.000000	$0.895514	2,904,735.182
Asset Allocation - Growth Portfolio - Initial Class(13)	2005	N/A			$1.162218
	2004	N/A	N/A	N/A	$1.034667	$1.162218	8,831,520.00
	2003	N/A	N/A	N/A	$0.804077	$1.034667	6,541,474.200
	2002	N/A	N/A	N/A	$1.000000	$0.804077	2,859,222.516
Asset Allocation - Moderate Portfolio - Initial Class(13)	2005	N/A			$1.167191
	2004	N/A	N/A	N/A	$1.065126	$1.167191	14,608,196.00
	2003	N/A	N/A	N/A	$0.867070	$1.065126	12,643,724.058
	2002	N/A	N/A	N/A	$1.000000	$0.867070	4,179,411.611

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

		2.15% (Continued)			1.65% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Moderate Growth Portfolio - Initial Class(13)	2005	N/A			$1.171748
	2004	N/A	N/A	N/A	$1.049045	$1.171748	16,971,950.00
	2003	N/A	N/A	N/A	$0.838523	$1.049045	18,238,722.797
	2002	N/A	N/A	N/A	$1.000000	$0.838523	5,874,308.062
American Century International - Initial Class(12)	2005	N/A			$0.884758
	2004	N/A	N/A	N/A	$0.786574	$0.884758	3,712,503.00
	2003	N/A	N/A	N/A	$0.638142	$0.786574	3,115,043.494
	2002	N/A	N/A	N/A	$0.831827	$0.638142	1,590,381.361
	2001	N/A	N/A	N/A	$1.000000	$0.831827	32,678.652
American Century Large Company Value - Initial Class(12)	2005	N/A			$1.055783
	2004	N/A	N/A	N/A	$0.942167	$1.055783	1,252,503.00
	2003	N/A	N/A	N/A	$0.743618	$0.942167	1,279,179.374
	2002	N/A	N/A	N/A	$0.937662	$0.743618	1,065,886.181
	2001	N/A	N/A	N/A	$1.000000	$0.937662	298,410.283
Capital Guardian Global - Initial Class(5)	2005	N/A			$1.310323
	2004	N/A	N/A	N/A	$1.201309	$1.310323	14,697,176.00
	2003	N/A	N/A	N/A	$0.887396	$1.201309	14,381,458.752
	2002	N/A	N/A	N/A	$1.120829	$0.887396	12,827,550.222
	2001	N/A	N/A	N/A	$1.271142	$1.120829	7,844,779.954
	2000	N/A	N/A	N/A	$1.527569	$1.271142	10,242,300.583
	1999	N/A	N/A	N/A	$1.050254	$1.527569	7,900,925.826
	1998	N/A	N/A	N/A	$1.000000	$1.050254	7,586,217.992
Capital Guardian U.S. Equity - Initial Class(9)a	2005	N/A			$0.911496
	2004	N/A	N/A	N/A	$0.844120	$0.911496	10,533,759.00
	2003	N/A	N/A	N/A	$0.628598	$0.844120	11,014,322.164
	2002	N/A	N/A	N/A	$0.838539	$0.628598	9,948,383.744
	2001	N/A	N/A	N/A	$0.882315	$0.838539	7,874,225.080
	2000	N/A	N/A	N/A	$0.961124	$0.882315	7,435,287.423
	1999	N/A	N/A	N/A	$1.20778	$0.961124	3,743,680.000
	1998	N/A	N/A	N/A	$1.000000	$1.120778	3,672,232.000
Capital Guardian Value - Initial Class(1)	2005	N/A			$2.605414
	2004	N/A	N/A	N/A	$2.269422	$2.605414	11,480,006.00
	2003	N/A	N/A	N/A	$1.714,108	$2.269422	12,575,020.284
	2002	N/A	N/A	N/A	$2.197209	$1.714,108	12,431,401.401
	2001	N/A	N/A	N/A	$2.094635	$2.197209	11,171,094.554
	2000	N/A	N/A	N/A	$2.016675	$2.094635	11,337,843.201
	1999	N/A	N/A	N/A	$2.114561	$2.016675	13,878,688.966
	1998	N/A	N/A	N/A	$1.998321	$2.114561	16,532,987.864
	1997	N/A	N/A	N/A	$1.627513	$1.998321	15,288,077.864
	1996	N/A	N/A	N/A	$1.336071	$1.627513	9,053,564.567
	1995	N/A	N/A	N/A	$1.009026	$1.336071	2,808,066.903
	1994	N/A	N/A	N/A	$0.977843	$1.009026	740,211.153
Clarion Real Estate Securities - Initial Class(13)	2005	N/A			$1.620689
	2004	N/A	N/A	N/A	$1.240013	$1.620689	1,511,075.00
	2003	N/A	N/A	N/A	$0.928601	$1.240013	1,117,207.638
	2002	N/A	N/A	N/A	$1.000000	$0.928601	529,237.820
Great Companies AmericaSM - Initial Class(12)	2005	N/A			$0.939769
	2004	N/A	N/A	N/A	$0.939168	$0.939769	658,384.00
	2003	N/A	N/A	N/A	$0.765747	$0.939168	674,223.874
	2002	N/A	N/A	N/A	$0.981454	$0.765747	1,307,127.685
	2001	N/A	N/A	N/A	$1.000000	$0.981454	227,181.391
Great Companies - Technology SM - Initial Class (12)	2005	N/A			$0.742579
	2004	N/A	N/A	N/A	$0.698551	$0.742579	1,303,776.00
	2003	N/A	N/A	N/A	$0.470387	$0.698551	770,063.658
	2002	N/A	N/A	N/A	$0.772717	$0.470387	371,721.336
	2001	N/A	N/A	N/A	$1.000000	$0.772717	53,392.798

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

		2.15% (Continued)			1.65% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Janus Growth - Initial Class (1)	2005	N/A			$23.006905
	2004	N/A	N/A	N/A	$20.243631	$23.006905	1,295,947.00
	2003	N/A	N/A	N/A	$15.578617	$20.243631	1,520,891.271
	2002	N/A	N/A	N/A	$22.835298	$15.578617	1,799,932.843
	2001	N/A	N/A	N/A	$32.567906	$22.835298	2,456,776.042
	2000	N/A	N/A	N/A	$46.884691	$32.567906	3,138,928.982
	1999	N/A	N/A	N/A	$29.951933	$46.884691	2,898,149.189
	1998	N/A	N/A	N/A	$18.510625	$29.951933	2,161,710.616
	1997	N/A	N/A	N/A	$16.007469	$18.510625	1,859,927.519
	1996	N/A	N/A	N/A	$13.795672	$16.007469	1,130,886.988
	1995	N/A	N/A	N/A	$9.531263	$13.795672	442,772.285
Jennison Growth - Initial Class(4)	2005	N/A			$0.794843
	2004	N/A	N/A	N/A	$0.740408	$0.794843	3,298,786.00
	2003	N/A	N/A	N/A	$0.584450	$0.740408	3,888,476.521
	2002	N/A	N/A	N/A	$0.857823	$0.584450	3,985,892.254
	2001	N/A	N/A	N/A	$1.070626	$0.857823	4,155,595.072
	2000	N/A	N/A	N/A	$1.230758	$1.070626	4,248,922.404
	1999	N/A	N/A	N/A	$1.193867	$1.230758	4,953,615.990
	1998	N/A	N/A	N/A	$1.153823	$1.193867	5,698,749.848
	1997	N/A	N/A	N/A	$1.004062	$1.153823	3,224,648.503
	1996	N/A	N/A	N/A	$0.999910	$1.004062	205,301.400
J.P. Morgan Enhanced Index - Initial Class(2)	2005	N/A			$1.424267
	2004	N/A	N/A	N/A	$1.304133	$1.424267	9,880,898.00
	2003	N/A	N/A	N/A	$1.028077	$1.304133	11,186,909.259
	2002	N/A	N/A	N/A	$1.385872	$1.028077	11,893,663.375
	2001	N/A	N/A	N/A	$1.600648	$1.385872	14,139,200.302
	2000	N/A	N/A	N/A	$1.826512	$1.600648	17,387,971.033
	1999	N/A	N/A	N/A	$1.571311	$1.826512	18,365,179.331
	1998	N/A	N/A	N/A	$1.215643	$1.571311	9,104,248.582
	1997	N/A	N/A	N/A	$1.000000	$1.215643	2,781,467.718
Marsico Growth - Initial Class(11)b	2005	N/A			$0.772306
	2004	N/A	N/A	N/A	$0.699402	$0.772306	1,639,559.00
	2003	N/A	N/A	N/A	$0.562710	$0.699402	1,763,185.080
	2002	N/A	N/A	N/A	$0.772799	$0.562710	1,711,305.448
	2001	N/A	N/A	N/A	$0.937634	$0.829038	482,713.287
	2000	N/A	N/A	N/A	$1.000000	$0.937634	76,318.561
Mercury Large Cap Value - Initial Class(10)	2005	N/A			$1.308666
	2004	N/A	N/A	N/A	$1.124147	$1.308666	1,798,706.00
	2003	N/A	N/A	N/A	$0.880466	$1.124147	2,349,670.149
	2002	N/A	N/A	N/A	$1.043264	$0.880466	2,185,519.794
	2001	N/A	N/A	N/A	$1.080110	$1.043264	1,443,863.482
	2000	N/A	N/A	N/A	$1.000000	$1.080110	319,356.559
MFS High Yield - Initial Class(3)	2005	N/A			$1.195154
	2004	N/A	N/A	N/A	$1.106818	$1.195154	4,577,669.00
	2003	N/A	N/A	N/A	$0.955558	$1.106818	5,300,691.125
	2002	N/A	N/A	N/A	$0.951599	$0.955558	3,994,850.994
	2001	N/A	N/A	N/A	$0.932124	$0.951599	3,672,588.987
	2000	N/A	N/A	N/A	$0.999195	$0.932124	3,298,537.499
	1999	N/A	N/A	N/A	$0.959834	$0.999195	3,556,578.835
	1998	N/A	N/A	N/A	$1.000000	$0.959834	1,896,873.105
PIMCO Total Return - Initial Class(13)	2005	N/A			$1.114366
	2004	N/A	N/A	N/A	$1.084069	$1.114366	10,302,205.00
	2003	N/A	N/A	N/A	$1.050445	$1.084069	11,973,638.852
	2002	N/A	N/A	N/A	$1.000000	$1.050445	11,672,666.206

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

		2.15% (Continued)			1.65% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Salomon All Cap - Initial Class(10)	2005	N/A			$1.094583
	2004	N/A	N/A	N/A	$1.019502	$1.094583	10,473,985.00
	2003	N/A	N/A	N/A	$0.766770	$1.019502	11,221,771.416
	2002	N/A	N/A	N/A	$1.035304	$0.766770	10,724,740.045
	2001	N/A	N/A	N/A	$1.030978	$1.035304	7,263,091.162
	2000	N/A	N/A	N/A	$1.000000	$1.030978	1,348,686.276
Templeton Great Companies Global - Initial Class(11)	2005	N/A			$0.558206
	2004	N/A	N/A	N/A	$0.747851	$0.558206	3,431,817.00
	2003	N/A	N/A	N/A	$0.599849	$0.747851	993,167.926
	2002	N/A	N/A	N/A	$0.776870	$0.599849	544,592.989
	2001	N/A	N/A	N/A	$0.949668	$0.776870	126,397.489
	2000	N/A	N/A	N/A	$1.000000	$0.949668	1,000.000
Transamerica Balanced - Initial Class(13)	2005	N/A			$1.150057
	2004	N/A	N/A	N/A	$1.051755	$1.150057	430,740.00
	2003	N/A	N/A	N/A	$0.938664	$1.051755	480,373.577
	2002	N/A	N/A	N/A	$1.000000	$0.938664	214,030.878
Transamerica Convertible Securities - Initial Class(13)	2005	N/A			$1.248620
	2004	N/A	N/A	N/A	$1.121475	$1.248620	966,039.00
	2003	N/A	N/A	N/A	$0.921845	$1.121475	717,917.875
	2002	N/A	N/A	N/A	$1.000000	$0.921845	109,517.234
Transamerica Equity - Initial Class(10)	2005	N/A			$0.756126
	2004	N/A	N/A	N/A	$0.663714	$0.756126	15,059,252.00
	2003	N/A	N/A	N/A	$0.514119	$0.663714	13,524,250.334
	2002	N/A	N/A	N/A	$0.672098	$0.514119	13,860,459.800
	2001	N/A	N/A	N/A	$0.829471	$0.672098	6,215,346.172
	2000	N/A	N/A	N/A	$1.000000	$0.829471	1,181,369.405
Transamerica Growth Opportunities - Initial Class(12)	2005	N/A			$1.380498
	2004	N/A	N/A	N/A	$1.203260	$1.380498	1,986,135.00
	2003	N/A	N/A	N/A	$0.932156	$1.203260	595,234.833
	2002	N/A	N/A	N/A	$1.105816	$0.932156	598,414.849
	2001	N/A	N/A	N/A	$1.000000	$1.105816	57,285.504
Transamerica Money Market - Initial Class(1)	2005	N/A			$1.248895
	2004	N/A	N/A	N/A	$1.256917	$1.248895	7,620,339.00
	2003	N/A	N/A	N/A	$1.268238	$1.256917	11,092,443.850
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	N/A			$3.732362
	2004	N/A	N/A	N/A	$3.261034	$3.732362	6,987,862.00
	2003	N/A	N/A	N/A	$1.737018	$3.261034	8,463,313.859
	2002	N/A	N/A	N/A	$2.916827	$1.737018	10,140,901.466
	2001	N/A	N/A	N/A	$2.302427	$2.916827	10,496,025.501
	2000	N/A	N/A	N/A	$2.107984	$2.302427	11,183,856.536
	1999	N/A	N/A	N/A	$1.656056	$2.107984	11,265,409.515
	1998	N/A	N/A	N/A	$1.720848	$1.656056	12,396,813.175
	1997	N/A	N/A	N/A	$1.394113	$1.720848	9,576,109.396
	1996	N/A	N/A	N/A	$1.127390	$1.394113	5,378,653.976
	1995	N/A	N/A	N/A	$1.004766	$1.124390	2,577,504.165
Transamerica U.S. Government Securities - Initial Class(1)	2005	N/A			$1.488185
	2004	N/A	N/A	N/A	$1.464538	$1.488185	5,866,231.00
	2003	N/A	N/A	N/A	$1.446084	$1.464538	8,558,140.430
	2002	N/A	N/A	N/A	$1.389160	$1.446084	10,798,492.580
	2001	N/A	N/A	N/A	$1.343721	$1.389160	10,097,516.496
	2000	N/A	N/A	N/A	$1.239850	$1.343721	8,324,734.085
	1999	N/A	N/A	N/A	$1.273389	$1.239850	11,107,749.467
	1998	N/A	N/A	N/A	$1.205408	$1.273389	10,994,883.018
	1997	N/A	N/A	N/A	$1.122583	$1.205408	5,825,613.204
	1996	N/A	N/A	N/A	$1.120922	$1.122583	3,772,426.054
	1995	N/A	N/A	N/A	$0.985254	$1.120922	2,656,099.798

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

		2.15% (Continued)			1.65% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Equity Income - Service Class(6)	2005	N/A			$2.767289
	2004	N/A	N/A	N/A	$2.450130	$2.767289	12,505,355.00
	2003	N/A	N/A	N/A	$1.983073	$2.450130	13,535,732.517
	2002	N/A	N/A	N/A	$2.312082	$1.983073	13,877,571.208
	2001	N/A	N/A	N/A	$2.300522	$2.312082	14,008,510.847
	2000	N/A	N/A	N/A	$2.082011	$2.300522	13,878,653.721
	1999	N/A	N/A	N/A	$2.045410	$2.082011	17,239,278.320
	1998	N/A	N/A	N/A	$1.910886	$2.045410	17,687,561.131
	1997	N/A	N/A	N/A	$1.514228	$1.910886	13,838,945.338
	1996	N/A	N/A	N/A	$1.284124	$1.514228	7,413,620.068
	1995	N/A	N/A	N/A	$0.999237	$1.284124	1,786,079.570
T. Rowe Price Growth Stock - Initial Class(7)	2005	N/A			$2.822125
	2004	N/A	N/A	N/A	$2.611419	$2.822125	8,555,124.00
	2003	N/A	N/A	N/A	$2.030027	$2.611419	9,187,370.333
	2002	N/A	N/A	N/A	$2.673510	$2.030027	9,575,773.455
	2001	N/A	N/A	N/A	$3.021350	$2.673510	11,697,193.658
	2000	N/A	N/A	N/A	$3.086714	$3.021350	14,121,742.909
	1999	N/A	N/A	N/A	$2.567729	$3.086714	13,962,698.692
	1998	N/A	N/A	N/A	$2.028458	$2.567729	12,796,138.800
	1997	N/A	N/A	N/A	$1.603706	$2.028458	10,504,253.629
	1996	N/A	N/A	N/A	$1.350045	$1.603706	5,893,560.949
	1995	N/A	N/A	N/A	$0.999910	$1.350045	1,611,995.783
T. Rowe Price Small Cap - Initial Class(10)	2005	N/A			$0.812890
	2004	N/A	N/A	N/A	$0.748717	$0.812890	6,866,396.00
	2003	N/A	N/A	N/A	$0.542048	$0.748717	7,757,839.511
	2002	N/A	N/A	N/A	$0.758423	$0.542048	4,581,581.594
	2001	N/A	N/A	N/A	$0.853985	$0.758423	1,490,797.527
	2000	N/A	N/A	N/A	$1.000000	$0.853985	836,679.096
Van Kampen Active International Allocation - Initial Class(1)	2005	N/A			$1.284512
	2004	N/A	N/A	N/A	$1.125252	$1.284512	8,990,192.00
	2003	N/A	N/A	N/A	$0.861237	$1.125252	9,838,449.262
	2002	N/A	N/A	N/A	$1.054413	$0.861237	10,643,994.382
	2001	N/A	N/A	N/A	$1.391360	$1.054413	12,734,394.479
	2000	N/A	N/A	N/A	$1.730178	$1.391360	15,678,291.165
	1999	N/A	N/A	N/A	$1.328767	$1.730178	14,886,967.987
	1998	N/A	N/A	N/A	$1.170007	$1.328767	14,769,680.537
	1997	N/A	N/A	N/A	$1.159025	$1.170007	13,715,298.844
	1996	N/A	N/A	N/A	$1.022539	$1.159025	8,619,163.798
	1995	N/A	N/A	N/A	$0.940071	$1.022539	3,606,823.400
Van Kampen Emerging Growth - Initial Class(12)	2005	N/A			$0.704207
	2004	N/A	N/A	N/A	$0.668131	$0.704207	2,114,304.00
	2003	N/A	N/A	N/A	$0.529946	$0.668131	2,666,322.190
	2002	N/A	N/A	N/A	$0.804775	$0.529946	2,299,820.383
	2001	N/A	N/A	N/A	$1.000000	$0.804775	481,275.835
Van Kampen Large Cap Core - Initial Class(1)	2005	N/A			$2.161082
	2004	N/A	N/A	N/A	$1.948358	$2.161082	7,883,481.00
	2003	N/A	N/A	N/A	$1.635640	$1.948358	9,184,203.186
	2002	N/A	N/A	N/A	$1.988345	$1.635640	10,520,153.154
	2001	N/A	N/A	N/A	$2.174927	$1.988345	12,715,598.918
	2000	N/A	N/A	N/A	$2.350088	$2.174927	14,927,120.171
	1999	N/A	N/A	N/A	$1.890033	$2.350088	14,835,442.284
	1998	N/A	N/A	N/A	$1.622765	$1.890033	13,176,237.016
	1997	N/A	N/A	N/A	$1.372991	$1.622765	10,247,121.752
	1996	N/A	N/A	N/A	$1.184740	$1.372991	6,522,822.306
	1995	N/A	N/A	N/A	$0.979750	$1.184740	3,313,507.707

(1)	Subaccount Inception Date July 5, 1994.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

(2)	Subaccount Inception Date May 1, 1997.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date November 20, 1996.

(5)	Subaccount Inception Date February 2, 1998.

(6)	Subaccount Inception Date January 20, 1995.

(7)	Subaccount Inception Date January 5, 1995.

(8)	Subaccount Inception Date July 23, 1997.

(9)	Subaccount Inception Date July 1, 1998.

(10)	Subaccount Inception Date May 1, 2000.

(11)	Subaccount Inception Date October 9, 2000.

(12)	Subaccount Inception Date May 1, 2001.

(13)	Subaccount Inception Date May 1, 2002

(14)	Subaccount Inception Date November 3, 3003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[THIS SPACE INTENTIONALLY LEFT BLANK]

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio, formerly Van Kampen Money Market Portfolio, (the “Transamerica Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven- day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they do not reflect the charges for any optional features. To the extent that any or all of a premium tax is applicable to a particular policy, or the features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2005, and for the one and five year periods ended December 31, 2005 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, and administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming the ADD+ Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.75%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class
Asset Allocation – Growth Portfolio – Service Class
Asset Allocation – Moderate Portfolio – Service Class
Asset Allocation – Moderate Growth Portfolio – Service Class
American Century International – Service Class
American Century Large Company Value – Service Class
Capital Guardian Global – Service Class
Capital Guardian U.S. Equity – Service Class(2)
Capital Guardian Value – Service Class
Clarion Real Estate Securities – Service Class
Great Companies – AmericaSM – Service Class
Great Companies – TechnologySM – Service Class
Janus Growth – Service Class
Jennison Growth – Service Class
J.P. Morgan Enhanced Index – Service Class
Marsico Growth – Service Class(3)
Mercury Large Cap Value – Service Class
MFS High Yield – Service Class
PIMCO Total Return – Service Class
Salomon All Cap – Service Class
Templeton Great Companies Global – Service Class
Transamerica Balanced – Service Class
Transamerica Convertible Securities – Service Class
Transamerica Equity – Service Class
Transamerica Growth Opportunities – Service Class
Transamerica U.S. Government Securities – Service Class
T. Rowe Price Equity Income – Service Class
T. Rowe Price Growth Stock – Service Class
T. Rowe Price Small Cap – Service Class
Van Kampen Active International Allocation – Service Class
Van Kampen Large Cap Core – Service Class
Van Kampen Emerging Growth – Service Class
AIM V.I. Basic Value Fund – Series II Shares
AIM V.I. Capital Appreciation Fund – Series II Shares
AllianceBernstein Growth and Income Portfolio – Class B
AllianceBernstein Large Cap Growth Portfolio – Class B
Janus Aspen – Mid Cap Growth Portfolio – Service Shares
Janus Aspen – Worldwide Growth Portfolio – Service Shares
MFS New Discovery Series – Service Class
MFS Total Return Series – Service Class
Fidelity – VIP Contrafund® Portfolio – Service Class 2
Fidelity – VIP Equity-Income Portfolio – Service Class 2
Fidelity – VIP Growth Portfolio – Service Class 2
Fidelity – VIP Mid Cap Portfolio – Service Class 2
Fidelity – VIP Value Strategies Portfolio – Service Class 2

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.70%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class
Asset Allocation – Growth Portfolio – Service Class
Asset Allocation – Moderate Portfolio – Service Class
Asset Allocation – Moderate Growth Portfolio – Service Class
American Century International – Service Class
American Century Large Company Value – Service Class
Capital Guardian Global – Service Class
Capital Guardian U.S. Equity – Service Class(2)
Capital Guardian Value – Service Class
Clarion Real Estate Securities – Service Class
Great Companies – AmericaSM – Service Class
Great Companies – TechnologySM – Service Class
Janus Growth – Service Class
Jennison Growth – Service Class
J.P. Morgan Enhanced Index – Service Class
Marsico Growth – Service Class(3)
Mercury Large Cap Value – Service Class
MFS High Yield – Service Class
PIMCO Total Return – Service Class
Salomon All Cap – Service Class
Templeton Great Companies Global – Service Class
Transamerica Balanced – Service Class
Transamerica Convertible Securities – Service Class
Transamerica Equity – Service Class
Transamerica Growth Opportunities – Service Class
Transamerica U.S. Government Securities – Service Class
T. Rowe Price Equity Income – Service Class
T. Rowe Price Growth Stock – Service Class
T. Rowe Price Small Cap – Service Class
Van Kampen Active International Allocation – Service Class
Van Kampen Large Cap Core – Service Class
Van Kampen Emerging Growth – Service Class
AIM V.I. Basic Value Fund – Series II Shares
AIM V.I. Capital Appreciation Fund – Series II Shares
AllianceBernstein Growth and Income Portfolio – Class B
AllianceBernstein Large Cap Growth Portfolio – Class B
Janus Aspen – Mid Cap Growth Portfolio – Service Shares
Janus Aspen – Worldwide Growth Portfolio – Service Shares
MFS New Discovery Series – Service Class
MFS Total Return Series – Service Class
Fidelity – VIP Contrafund® Portfolio – Service Class 2
Fidelity – VIP Equity-Income Portfolio – Service Class 2
Fidelity – VIP Growth Portfolio – Service Class 2
Fidelity – VIP Mid Cap Portfolio – Service Class 2
Fidelity – VIP Value Strategies Portfolio – Service Class 2

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Adjusted Historical Performance Data of the Portfolios. Prior to July 5, 1994, the subaccounts had not yet commenced operations. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, Transamerica may present historical performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 2 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolios. Such fees and charges include the mortality and expense risk fee and an administrative charge. Also, Table 2 does not reflect the charge of any optional rider.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

TABLE 2

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.70%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class
Asset Allocation – Growth Portfolio – Service Class
Asset Allocation – Moderate Portfolio – Service Class
Asset Allocation – Moderate Growth Portfolio – Service Class
American Century International – Service Class
American Century Large Company Value – Service Class
Capital Guardian Global – Service Class
Capital Guardian U.S. Equity – Service Class(3)
Capital Guardian Value – Service Class
Clarion Real Estate Securities – Service Class
Great Companies – AmericaSM – Service Class
Great Companies – TechnologySM – Service Class
Janus Growth – Service Class
Jennison Growth – Service Class
J.P. Morgan Enhanced Index – Service Class
Marsico Growth – Service Class(4)
Mercury Large Cap Value – Service Class
MFS High Yield – Service Class
PIMCO Total Return – Service Class
Salomon All Cap – Service Class
Templeton Great Companies Global – Service Class
Transamerica Balanced – Service Class
Transamerica Convertible Securities – Service Class
Transamerica Equity – Service Class
Transamerica Growth Opportunities – Service Class
Transamerica U.S. Government Securities – Service Class
T. Rowe Price Equity Income – Service Class
T. Rowe Price Growth Stock – Service Class
T. Rowe Price Small Cap – Service Class
Van Kampen Active International Allocation – Service Class
Van Kampen Large Cap Core – Service Class
Van Kampen Emerging Growth – Service Class
AIM V.I. Basic Value Fund – Series II Shares
AIM V.I. Capital Appreciation Fund – Series II Shares(5)
AllianceBernstein Growth and Income Portfolio – Class B
AllianceBernstein Large Cap Growth Portfolio – Class B
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
MFS New Discovery Series – Service Class(7)
MFS Total Return Series – Service Class(7)
Fidelity – VIP Contrafund® Portfolio – Service Class 2(8)
Fidelity – VIP Equity-Income Portfolio – Service Class 2(8)
Fidelity – VIP Growth Portfolio – Service Class 2(8)
Fidelity – VIP Mid Cap Portfolio – Service Class 2(8)
Fidelity – VIP Value Strategies Portfolio – Service Class 2

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

PROSPECTUS (Subject to Completion, Issued January 27, 2006)

(4)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(5)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(6)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(7)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(8)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

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PROSPECTUS (Subject to Completion, Issued January 27, 2006)

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the Policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the Policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV212 101 75 1292 (Policy Form)	May 1993
V829 & S831 (replacement pages for 1.65 M&E)	January 1994
AE872 395 (endorsement)	May 1995
AV265 101 89 396 (Policy Form)	June 1996
AE900 396 (endorsement)	June 1996
AV339 101 101 497 (Policy Form)	July 1997
AE957 497 (endorsement)	July 1997
AV400 101 107 198 (Policy Form)	May 1998

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PROSPECTUS (Subject to Completion, Issued January 27, 2006)

Product Feature	AV212 101 75 1292	AV212 101 75 1292,V829 and S831	AV265 101 89 396 and AE900 396
Excess Interest Adjustment	N/A	N/A	Yes

Guaranteed Minimum Death Benefit Option(s)	Total Premiums Paid, less any partial surrenders made before death, accumulated at 5% to the date we receive due proof of death or the Policy Value on the date we receive due proof of death, which ever is greater.	Total Premiums Paid, less any partial surrenders made before death, accumulated at 5% to the date we receive due proof of death or the Policy Value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if Owner and Annuitant are both under age 75.

Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	N/A	N/A	3%

Asset Rebalancing	N/A	N/A	Yes

Death Proceeds	Greater of 1) the Policy Value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greater of 1) the Policy Value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing Charge	N/A	Applicable	Applicable

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	Yes

Service Charge	$35 assessed on each Policy Anniversary.	$35 assessed on each Policy Anniversary.	$35 assessed on each Policy Anniversary; waived if Sum of Premium Payments less partial surrenders is at least $50,000 on the Policy Anniversary. Not deducted from the Fixed Account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	N/A	Yes

Unemployment Waiver	N/A	N/A	N/A

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PROSPECTUS (Subject to Completion, Issued January 27, 2006)

Product Feature	AV339 101 101 497 and AE957 497	AV400 101 107 198 with AE957 497	AV400 101 107 198 with RGMI 1 798,
Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A) or Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.

Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing Charge	Applicable	Applicable	Applicable

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge	$35 assessed either on a Policy Anniversary or on Surrender; waived if sum of Premium Payments less partial surrenders or the Policy Value is at least $50,000 on the Policy Anniversary or at the time of Surrender. The Service Charge is deducted pro-rata from the Investment Choices.	$35 assessed either on a Policy Anniversary or on Surrender; waived if sum of Premium Payments less partial surrenders or the Policy Value is at least $50,000 on the Policy Anniversary or at the time of Surrender. The Service Charge is deducted pro-rata from the Investment Choices.	$35 assessed either on a Policy Anniversary or on Surrender; waived if sum of Premium Payments less partial surrenders or the Policy Value is at least $50,000 on the Policy Anniversary or at the time of Surrender. The Service Charge is deducted pro-rata from the Investment Choices.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

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The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.60%

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

1

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

2

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

3

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross

4

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the examples at the end of this supplement showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities — Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options

5

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class Subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitants 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The principal back and for life withdrawal percentages will not change. The new rider effective date will be the date the Company receives all necessary information.

6

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

7

The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
5 For Life Rider(1)	0.60%

(1)	The fee is a percentage of the total withdrawal base.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess” withdrawals; see adjusted partial withdrawals, below). All withdrawals before age 59 are excess withdrawals.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

1

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See adjusted partial withdrawals.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date. The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date the maximum annual withdrawal amount in the year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

2

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Since the total withdrawal base of the rider is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Gross partial withdrawals of greater than the maximum annual withdrawal amount will result in an excess partial withdrawal as will any partial withdrawal before the January 1st following the annuitant’s 59th birthday and will

3

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

reduce the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

Designated Investment Options. If you elect the 5 For Life benefit, you must allocate 100% of your policy value to the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider effective date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life benefit, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner may elect to annuitize the maximum annual withdrawal amount instead of receiving the cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

4

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

5

The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE WITH GROWTH RIDER

You may elect to purchase the optional 5 for Life with Growth rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 for Life with Growth rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
5 for Life with Growth Rider (with additional death benefit)(1)	0.85%
5 for Life with Growth Rider (without additional death benefit)(1)	0.60%

(1)	The fee is a percentage of the total withdrawal base.

5 for Life with Growth Benefit

This benefit is intended to provide an accumulating withdrawal base during the growth period, thereafter a stable withdrawal base and a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value while the annuitant is living (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year that the annuitant is living (unless your total withdrawal base is reduced to zero because of “excess” withdrawals; see “Total Withdrawal Base Adjustments”, below).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. At that time, you could still withdraw up to $6,381 each calendar year for the rest of your life (assuming that you do not withdraw more than $6,381 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 for Life with Growth rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Adjustments below.

•	The maximum annual withdrawal amount in the year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

•	Please note, the maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

For qualified policies:

If the annuitant is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

2

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year).

The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount “excess withdrawals” will reduce the total withdrawal base by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero if you take an available withdrawal which is greater than your total withdrawal base). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Upon the death of the annuitant, the 5 for Life with Growth rider terminates and no additional guaranteed withdrawals exist.

•	Since the total withdrawal base of the rider is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Additional Death Benefit available with the 5 for Life with Growth Benefit

If you elect the 5 for Life with Growth benefit, you can also elect for us to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

3

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the 5 for Life with Growth rider.

Please note:

•	If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner may elect to annuitize the maximum annual withdrawal amount instead of receiving the cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

•	The minimum remaining withdrawal amount and policy value do not accumulate.

5 for Life with Growth Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

Designated Investment Options. If you elect the 5 for Life with Growth benefit, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio

– Service Class

Asset Allocation – Moderate Portfolio

– Service Class

Asset Allocation – Moderate Growth Portfolio

– Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

4

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider effective date will be the date the Company receives all necessary information.

Termination. The 5 for Life with Growth rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 for Life with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies.

5

The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

	Single Life Option	Joint Life Option
Optional Rider Fees:
Income Select for Life Rider – base benefit(1)	-.–%	-.–%
Additional Benefits available with the Income Select for Life Rider
Growth(2)	-.–%	-.–%
Death(2)	-.–%	-.–%
Nursing Care(2)	-.–%	-.–%
Total Income Select for Life Rider Fees with Highest Combination of Benefit	-.–%	-.–%

(1)	The fee is a percentage of the total withdrawal base.

(2)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider fee.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s (or the

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

annuitant’s surviving spouse if the joint life option is elected) death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess” withdrawals; see adjusted partial withdrawals, below). All withdrawals before age 59 are excess withdrawals.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $             each calendar year for the rest of your life (assuming that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Adjustments below.

The maximum annual withdrawal amount in the year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to the income benefit percentage of the total withdrawal base.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	All withdrawals prior to the January 1st after the annuitant’s 59th birthday are excess withdrawals. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Adjustments below.

For qualified policies:

If the annuitant is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent

2

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Income Benefit Percentage. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after January 1st following the annuitant’s 59th birthday (if the joint life option is elected, the income benefit percentage is governed by the younger of the annuitant or annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59	4.0%
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
> 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st after the annuitant’s 59th birthday (or annuitant’s spouse if later) the income benefit percentage will not change.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount “excess withdrawals” will reduce the total withdrawal base by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate any guarantee offered by this rider.

3

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Please note:

•	Upon the death of the annuitant, the Income Select for Life rider terminates and no additional guaranteed withdrawals exist.

•	Since the total withdrawal base of the rider is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Designated Investment Options. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio

– Service Class

Asset Allocation – Moderate Portfolio

– Service Class

Asset Allocation – Moderate Growth Portfolio

– Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider effective date will be the date the Company receives all necessary information.

Income Select for Life – Additional Options

There are four options you may elect with the Income Select for Life rider. The options are:

•	Growth;

•	Additional Death Payment;

•	Joint Life; and

•	Nursing Care.

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

4

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of % (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount and policy value do not accumulate.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life with Growth rider.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the maximum annual withdrawal amount may be annuitized instead of receiving the policy’s cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

5

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Please note: If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

4. Nursing Care Option. If you elect the Income Select for Life rider, you can also elect to have your income benefit percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days) benefits from this option are available provided the 12 month waiting period requirement has also been satisfied. The elimination period and waiting period can, but do not need to, run consecutively.

Please note:

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the waiting period and elimination period requirements.

Income Select for Life Rider and Additional Option Fees

A rider fee, -.—% for single life and -.—% for joint life, of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. You will be charged an additional rider fee, which is also percentage of the total withdrawal base on each rider anniversary, annually prior to annuitization for each additional option you elect. These additional benefit fees are in addition to the Income Select for Life rider fee. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	-.—%	-.—%
Additional Death Payment	-.—%	-.—%
Nursing Care	-.—%	-.—%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment option.

6

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To Prospectus dated May 1, 2006)

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is at least 60 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	annuitization; or

•	termination of your policy.

The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

7

The information in this prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Freedom Variable Annuity dated May 1, 2006

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SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

2

SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

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SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

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SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

5 FOR LIFE RIDERS ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Freedom Variable Annuity dated May 1, 2006

SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	= $5,000

Excess withdrawal (“EWD”) = None

PV	= $100,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	= $7,000

EWD	= $2,000 ($7,000 - $5,000)

PV	= $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

2

SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

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SAI SUPPLEMENT (Subject to Completion, Issued January 27, 2006)

(To SAI dated May 1, 2006)

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

4

The information in this prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Freedom Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2006 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this statement of additional information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2006

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The policy value increased or decreased by any excess interest adjustment and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to you.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner, upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner predeceases the annuitant and does not name a successor owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements thereon and, the application constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the cash value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment

G =	Guaranteed interest rate in effect for the policy

C =	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

* =	multiplication

^ =	exponentiation

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= - 5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.56
Adjusted policy value	= net surrender value
= policy value + excess interest adjustment = 57,161.18 + (-4,623.56)
= 52,537.62
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-4,623.56)
= 52,537.62
Minimum cash value	= .90 * 50,000 * 1.03 ^ 2.5 = 48,451.32
The cash value of $52,537.62 is greater than the minimum value of $48,451.32

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50.000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C =.045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12)
= 1,250.00
Adjusted policy value	= net surrender value
= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Minimum cash value	= .90 * 50,000.00 * 1.03 ^ 2.5 = 48,451.32
The cash value of $58,411.18 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

where:

R = the requested partial surrender

E = the excess interest adjustment

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Example 3 (partial surrender, rates increase by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .065
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 - ( - 320.97))
= 36,840.21

Example 4 (partial surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .045
M = 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 – 320.97)
= 37,482.15

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	Actual Age minus 5

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds prior to the partial surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$ 5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$ 100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender) = 50,000 – 14,900

Summary:

Reduction in guaranteed minimum death benefit	= $	22,350
Reduction in policy value	=$	14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$7,550	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:

Reduction in guaranteed minimum death benefit	=$	15,100
Reduction in policy value	=$	15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative charges, 0.00% rider fees, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

“investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70  1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59  1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59  1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the net investment factor) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase,

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net result of the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:	A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
		Assume	A = $11.57
	B =	The per share amount of any dividend or capital gains distribution since the end of the immediately Preceding valuation period.
		Assume	B = 0
	C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
		Assume	C = 0
	D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
		Assume	D = $11.40
	E =	The daily deduction for the mortality and expense risk fee, the administrative charge and any optional benefit fees. Assume E totals 2.20% on an annual basis. On a daily basis, this equals ..000059622.

Then, the net investment factor = (11.57 + 0 - 0) - .000059622 = Z = 1.014852658
(11.40)

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A =	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X
	B =	The net investment factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
	Assume	= Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the annuity tables used.
	Assume	= Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
	Assume	= $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
	Assume	= $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units	$X	= Z
$Y

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrender after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of Surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrender after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION+ (“ADD+”) — ADDITIONAL INFORMATION

Assume the ADD+ is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount (formerly Van Kampen Money Market Subaccount), which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (1) the administrative charges; and (2) the mortality and expense risk fee.

Current yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) * (365/7))

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS—ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying portfolio and the deductions for the mortality and expense risk fee, the distribution financing charges, and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)n = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

CTR = (ERV / P) - 1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are our affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2005, 2004, and 2003, the amounts paid to AFSG in connection with all policies sold through the separate account were                     , $8,667,272.31, and $5,812,234.16, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolios for determining shareholders eligible to vote at the meeting of the underlying fund portfolios. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolios. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Freedom Variable Annuity contract owners are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

APPENDIX A

CONDENSED FINANCIAL INFORMATION (For policies purchased on or after May 1, 2006)

The Total Separate Account Annual Expenses of 1.70%, 1.90%, and 2.20% were not offered as of December 31, 2005, therefore condensed financial data is not available that reflects those Total Separate Account Expenses.

CONDENSED FINANCIAL INFORMATION (For policies purchased prior to May 1, 2006)

The accumulation unit vales and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.15%			1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(13)	2005	$1.234511			$1.240597
	2004	$1.152278	$1.234511	536581.000	$1.154543	$1.240597	837,819.00
	2003	$1.000000	$1.152278	179,972.944	$1.000000	$1.154543	91,792.069

Asset Allocation - Growth Portfolio - Service Class(13)	2005	1.384807			$1.391625
	2004	$1.241984	1.384807	3,064,722.000	$1.244419	$1.391625	1,797,507.00
	2003	$1.000000	$1.241984	1,201,091.477	$1.000000	$1.244419	114,594.272

Asset Allocation - Moderate Portfolio - Service Class(13)	2005	$1.277203			$1.283478
	2004	$1.174098	$1.277203	2,730,131.000	$1.176403	$1.283478	4,739,171.00
	2003	$1.000000	$1.174098	679,194.714	$1.000000	$1.176403	317,015.129

Asset Allocation - Moderate Growth Portfolio - Service Class(13)	2005	$1.330451			$1.336977
	2004	$1.201059	$1.330451	3,097,756.000	$1.203403	$1.336977	4,343,551.00
	2003	$1.000000	$1.201059	939,048.775	$1.000000	$1.203403	232,944.756

American Century International - Service Class(12)	2005	$1.398004			$1.404892
	2004	$1.250244	$1.398004	177,027.000	$1.252702	$1.404892	121,373.00
	2003	$1.000000	$1.250244	102,017.265	$1.000000	$1.252702	20,524.116

American Century Large Company Value - Service Class(12)	2005	$1.363986			$1.370715
	2004	$1.226414	$1.363986	74,607.000	$1.228827	$1.370715	70,697.00
	2003	$1.000000	$1.226414	13,095.182	$1.000000	$1.228827	0.000

Capital Guardian Global - Service Class(5)	2005	$1.412733			$1.419659
	2004	$1.304853	$1.412733	323,337.000	$1.307402	$1.419659	184,341.00
	2003	$1.000000	$1.304853	113,904.988	$1.000000	$1.307402	43,171.337

Capital Guardian U.S. Equity - Service Class(9)a	2005	$1.333518			$1.340079
	2004	$1.244151	$1.333518	204,659.000	$1.246588	$1.340079	268,609.00
	2003	$1.000000	$1.244151	95,240.673	$1.000000	$1.246588	122,884.303

Capital Guardian Value - Service Class(1)	2005	$1.455513			$1.462674
	2004	$1.277541	$1.455513	452,766.000	$1.280055	$1.462674	337,885.00
	2003	$1.000000	$1.277541	109,808.105	$1.000000	$1.280055	125,378.186

Clarion Real Estate Securities - Service Class(13)	2005	$1.637432			$1.645498
	2004	$1.262459	$1.637432	266,453.000	$1.264938	$1.645498	109,597.00
	2003	$1.000000	$1.262459	63,434.115	$1.000000	$1.264938	37,367.829

Great Companies AmericaSM - Service Class(12)	2005	$1.152279			$1.157949
	2004	$1.160147	$1.152279	99,152.000	$1.162421	$1.157949	5,857.00
	2003	$1.000000	$1.160147	10,698.989	$1.000000	$1.162421	0.000

Great Companies - Technology SM - Service Class (12)	2005	$1.369105			$1.375840
	2004	$1.300362	$1.369105	37,401.000	$1.302912	$1.375840	0.000
	2003	$1.000000	$1.300362	3,092.232	$1.000000	$1.302912	0.000

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Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Subaccount	Year	2.15%			1.85%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Janus Growth - Service Class (1)	2005	$1.353011			$1.359664
	2004	$1.199558	$1.353011	0.000	$1.201905	$1.359664	15,783.00
	2003	$1.000000	$1.199558	0.000	$1.000000	$1.201905	0.000
Jennison Growth - Service Class(4)	2005	$1.277195			$1.283494
	2004	$1.198453	$1.277195	40,745.000	$1.200812	$1.283494	11,056.00
	2003	$1.000000	$1.198453	0.000	$1.000000	$1.200812	8,327.698
J.P. Morgan Enhanced Index - Service Class(2)	2005	$1.312320			$1.318774
	2004	$1.210944	$1.312320	1,113,351.000	$1.213316	$1.318774	314.00
	2003	$1.000000	$1.210944	0.000	$1.000000	$1.213316	0.000
Marsico Growth - Service Class(11)b	2005	$1.300503			$1.306899
	2004	$1.185885	$1.300503	336,453.000	$1.188215	$1.306899	45,845.00
	2003	$1.000000	$1.185885	160,684.847	$1.000000	$1.188215	3,654.310
Mercury Large Cap Value - Service Class(10)	2005	$1.448152			$1.455261
	2004	$1.253702	$1.448152	78,011.000	$1.256162	$1.455261	28,995.00
	2003	$1.000000	$1.253702	42,002.324	$1.000000	$1.256162	26,650.249
MFS High Yield - Service Class(3)	2005	$1.158535			$1.164230
	2004	$1.080784	$1.158535	175,332.000	$1.082910	$1.164230	57,283.00
	2003	$1.000000	$1.080784	157,622.638	$1.000000	$1.082910	258.009
PIMCO Total Return - Service Class(13)	2005	$1.026377			$1.031445
	2004	$1.006080	$1.026377	658,356.000	$1.008067	$1.031445	493,094.00
	2003	$1.000000	$1.006080	239,952.455	$1.000000	$1.008067	146,973.450
Salomon All Cap - Service Class(10)	2005	$1.354336			$1.361003
	2004	$1.270508	$1.354336	265,380.000	$1.272998	$1.361003	44,627.00
	2003	$1.000000	$1.270508	67,280.160	$1.000000	$1.272998	13,422.446
Templeton Great Companies Global - Service Class(11)	2005	$1.079394			$1.081523
	2004	$1.201198	$1.079394	4,350.000	$1.203554	$1.081523	86,454.00
	2003	$1.000000	$1.201198	0.000	$1.000000	$1.203554	21,173.319
Transamerica Balanced - Service Class(13)	2005	$1.187040			$1.192883
	2004	$1.093673	$1.187040	38,942.000	$1.095821	$1.192883	841.00
	2003	$1.000000	$1.093673	0.000	$1.000000	$1.095821	0.000
Transamerica Convertible Securities - Service Class(13)	2005	$1.271177			$1.277435
	2004	$1.149242	$1.271177	3,391.000	$1.151505	$1.277435	28,209.00
	2003	$1.000000	$1.149242	0.000	$1.000000	$1.151505	0.000
Transamerica Equity - Service Class(10)	2005	$1.364662			$1.371372
	2004	$1.205743	$1.364662	395,965.000	$1.208109	$1.371372	229,870.00
	2003	$1.000000	$1.205743	38,359.608	$1.000000	$1.208109	18,765.793
Transamerica Growth Opportunities - Service Class(12)	2005	$1.421396			$1.428382
	2004	$1.246300	$1.421396	74,869.000	$1.248740	$1.428382	32,712.00
	2003	$1.000000	$1.246300	48,950.305	$1.000000	$1.248740	0.000
Transamerica Money Market - Service Class(1)	2005	$0.975511			$0.980329
	2004	$0.989088	$0.975511	6,407.000	$0.991036	$0.980329	356,750.00
	2003	$1.000000	$0.989088	216,867.4832	$1.000000	$0.991036	88,816.643
Transamerica U.S. Government Securities - Service Class(1)	2005	$0.999084			$1.004005
	2004	$0.991836	$0.999084	68,802.000	$0.993783	$1.004005	369,479.00
	2003	$1.000000	$0.991836	26,176.409	$1.000000	$0.993783	443,131.549
T. Rowe Price Equity Income - Service Class(6)	2005	$1.358789			$1.365469
	2004	$1.211630	$1.358789	316,276.000	$1.214006	$1.365469	114,649.00
	2003	$1.000000	$1.211630	24,239.954	$1.000000	$1.214006	0.000
T. Rowe Price Growth Stock - Service Class(7)	2005	$1.294613			$1.300978
	2004	$1.207107	$1.294613	291,832.000	$1.209480	$1.300978	67,495.00
	2003	$1.000000	$1.207107	63,869.423	$1.000000	$1.209480	13,845.154
T. Rowe Price Small Cap - Service Class(10)	2005	$1.430228			$1.437264
	2004	$1.326829	$1.430228	313,716.000	$1.329429	$1.437264	63,248.00
	2003	$1.000000	$1.326829	101,816.725	$1.000000	$1.329429	3,031.830

33

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

Subaccount	Year	2.15%			1.85%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Van Kampen Active International Allocation - Service Class(1)	2005	$1.481461			$1.488758
	2004	$1.307862	$1.481461	304,963.000	$1.310431	$1.488758	95,142.00
	2003	$1.000000	$1.307862	74,368.417	$1.000000	$1.310431	0.000
Van Kampen Emerging Growth - Service Class(12)	2005	$1.239838			$1.245948
	2004	$1.184648	$1.239838	125,106.000	$1.186979	$1.245948	27,341.00
	2003	$1.000000	$1.184648	23,023.688	$1.000000	$1.186979	0.000
Van Kampen Large Cap Core - Service Class(1)	2005	$1.262208			$1.268429
	2004	$1.145861	$1.262208	38,665.000	$1.148114	$1.268429	13,061.00
	2003	$1.000000	$1.145861	0.000	$1.000000	$1.148114	19,119.399
PAM Transamerica U. S. Government Securities - Service Class(14)	2005	N/A			$1.004005
	2004	N/A	N/A	N/A	$0.993783	$1.004005	0.000
	2003	N/A	N/A	N/A	$1.000000	$0.993783	0.000
AIM V.I. Basic Value Fund - Series II Shares(13)	2005	$1.394287			$1.401161
	2004	$1.285073	$1.394287	68,626.000	$1.287590	$1.401161	66,607.00
	2003	$1.000000	$1.285073	5,919.219	$1.000000	$1.287590	19,839.889
AIM V.I. Capital Appreciation Fund - Series II Shares(13)	2005	$1.269873			$1.276124
	2004	$1.219988	$1.269873	0.000	$1.222384	$1.276124	6,825.00
	2003	$1.000000	$1.219988	0.000	$1.000000	$1.222384	0.000
AllianceBernstein Growth and Income Portfolio - Class B(12)	2005	$1.333168			$1.339719
	2004	$1.224493	$1.333168	290,239.000	$1.226890	$1.339719	50,850.00
	2003	$1.000000	$1.224493	114,697.784	$1.000000	$1.226890	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B(12)	2005	$1.214121			$1.220101
	2004	$1.144760	$1.214121	48,544.000	$1.147011	$1.220101	8,114.00
	2003	$1.000000	$1.144760	47,733.393	$1.000000	$1.147011	4,850.688
Janus Aspen -Mid Cap Growth Portfolio - Service Class(11)	2005	$1.475288			$1.482557
	2004	$1.250953	$1.475288	92,181.000	$1.253410	$1.482557	789.00
	2003	$1.000000	$1.250953	10,363.837	$1.000000	$1.253410	0.000
Janus Aspen -World Wide Growth Portfolio - Service Shares(11)	2005	$1.263357			$1.269574
	2004	$1.234690	$1.263357	161,412.000	$1.237113	$1.269574	5,092.00
	2003	$1.000000	$1.234690	215.949	$1.000000	$1.237113	0.000
MFS New Discovery Series - Service Class(13)	2005	$1.318163			$1.324659
	2004	$1.267862	$1.318163	96,913.000	$1.270349	$1.324659	23,899.00
	2003	$1.000000	$1.267862	50,423.630	$1.000000	$1.270349	7,871.853
MFS Total Return Series - Service Class(13)	2005	$1.216718			$1.222715
	2004	$1.119499	$1.216718	185,984.000	$1.121697	$1.222715	125,834.00
	2003	$1.000000	$1.119499	82,360.117	$1.000000	$1.121697	8,915.064
Fidelity VIP - Contrafund® Portfolio - Service Class 2(10)	2005	$1.391080			$1.397916
	2004	$1.233995	$1.391080	255,237.000	$1.236415	$1.397916	180,379.00
	2003	$1.000000	$1.233995	83,464.910	$1.000000	$1.236415	0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2(10)	2005	$1.364018			$1.370739
	2004	$1.252706	$1.364018	136,367.000	$1.255168	$1.370739	70,041.00
	2003	$1.000000	$1.252706	77,379.047	$1.000000	$1.255168	21,204.194
Fidelity -VIP Growth Portfolio - Service Class 2(12)	2005	$1.251476			$1.257634
	2004	$1.239747	$1.251476	94,028.000	$1.242184	$1.257634	26,990.00
	2003	$1.000000	$1.239747	11,204.374	$1.000000	$1.242184	0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2(10)	2005	$1.692355			$1.700679
	2004	$1.386871	$1.692355	381,416.000	$1.389595	$1.700679	129,210.00
	2003	$1.000000	$1.386871	133,784.257	$1.000000	$1.389595	42,306.790
Fidelity -VIP Value Strategies Portfolio - Service Class 2(13)	2005	$1.640189			$1.648256
	2004	$1.471850	$1.640189	369,833.000	$1.474735	$1.648256	123,665.00
	2003	$1.000000	$1.471850	146,595.072	$1.000000	$1.474735	24,005.046

(1)	Subaccount Inception Date July 5, 1994.

(2)	Subaccount Inception Date May 1, 1997.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date November 20, 1996.

34

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

(5)	Subaccount Inception Date February 2, 1998.

(6)	Subaccount Inception Date January 20, 1995.

(7)	Subaccount Inception Date January 5, 1995.

(8)	Subaccount Inception Date July 23, 1997.

(9)	Subaccount Inception Date July 1, 1998.

(10)	Subaccount Inception Date May 1, 2000.

(11)	Subaccount Inception Date October 9, 2000.

(12)	Subaccount Inception Date May 1, 2001.

(13)	Subaccount Inception Date May 1, 2002

(14)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[THIS SPACE INTENTIONALLY LEFT BLANK]

35

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

		1.65%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(13)	2005	$1.244663			N/A
	2004	$1.156053	$1.244663	1,754,171.00	N/A	N/A	N/A
	2003	$1.000000	$1.156053	306,346.159	N/A	N/A	N/A
Asset Allocation - Growth Portfolio - Service Class(13)	2005	$1.396201			N/A
	2004	$1.246057	$1.396201	1,258,003.00	N/A	N/A	N/A
	2003	$1.000000	$1.246057	96,224.296	N/A	N/A	N/A
Asset Allocation - Moderate Portfolio - Service Class(13)	2005	$1.287710			N/A
	2004	$1.177954	$1.287710	6,397,712.00	N/A	N/A	N/A
	2003	$1.000000	$1.177954	656,616.562	N/A	N/A	N/A
Asset Allocation - Moderate Growth Portfolio - Service Class(13)	2005	$1.341392			N/A
	2004	$1.204992	$1.341392	3,814,143.00	N/A	N/A	N/A
	2003	$1.000000	$1.204992	489,410.694	N/A	N/A	N/A
American Century International - Service Class(12)	2005	$1.409527			N/A
	2004	$1.254357	$1.409527	238,529.00	N/A	N/A	N/A
	2003	$1.000000	$1.254357	56,673.320	N/A	N/A	N/A
American Century Large Company Value - Service Class(12)	2005	$1.375209			N/A
	2004	$1.230438	$1.375209	492,352.00	N/A	N/A	N/A
	2003	$1.000000	$1.230438	15,375.756	N/A	N/A	N/A
Capital Guardian Global - Service Class(5)	2005	$1.424351			N/A
	2004	$1.309127	$1.424351	483,782.00	N/A	N/A	N/A
	2003	$1.000000	$1.309127	13,851.019	N/A	N/A	N/A
Capital Guardian U.S. Equity - Service Class(9)a	2005	$1.344493			N/A
	2004	$1.248225	$1.344493	166,459.00	N/A	N/A	N/A
	2003	$1.000000	$1.248225	58,517.549	N/A	N/A	N/A
Capital Guardian Value - Service Class(1)	2005	$1.467484			N/A
	2004	$1.281735	$1.467484	637,576.00	N/A	N/A	N/A
	2003	$1.000000	$1.281735	70,035.093	N/A	N/A	N/A
Clarion Real Estate Securities - Service Class(13)	2005	$1.650890			N/A
	2004	$1.266597	$1.650890	180,655.00	N/A	N/A	N/A
	2003	$1.000000	$1.266597	38,980.275	N/A	N/A	N/A
Great Companies AmericaSM - Service Class(12)	2005	$1.161761			N/A
	2004	$1.163952	$1.161761	73,080.00	N/A	N/A	N/A
	2003	$1.000000	$1.163952	0.000	N/A	N/A	N/A
Great Companies - Technology SM - Service Class (12)	2005	$1.380367			N/A
	2004	$1.304621	$1.380367	56,860.00	N/A	N/A	N/A
	2003	$1.000000	$1.304621	0.000	N/A	N/A	N/A
Janus Growth - Service Class (1)	2005	$1.364145			N/A
	2004	$1.203487	$1.364145	160.00	N/A	N/A	N/A
	2003	$1.000000	$1.203487	0.000	N/A	N/A	N/A
Jennison Growth - Service Class(4)	2005	$1.287705			N/A
	2004	$1.202386	$1.287705	415,456.00	N/A	N/A	N/A
	2003	$1.000000	$1.202386	0.000	N/A	N/A	N/A
J.P. Morgan Enhanced Index - Service Class(2)	2005	$1.323097			N/A
	2004	$1.214901	$1.323097	23,032.00	N/A	N/A	N/A
	2003	$1.000000	$1.214901	0.000	N/A	N/A	N/A
Marsico Growth - Service Class(11)b	2005	$1.311195			N/A
	2004	$1.189769	$1.311195	262,709.00	N/A	N/A	N/A
	2003	$1.000000	$1.189769	26,716.699	N/A	N/A	N/A
Mercury Large Cap Value - Service Class(10)	2005	$1.460054			N/A
	2004	$1.257816	$1.460054	28,868.00	N/A	N/A	N/A
	2003	$1.000000	$1.257816	0.000	N/A	N/A	N/A
MFS High Yield - Service Class(3)	2005	$1.168067			N/A
	2004	$1.084337	$1.168067	343,085.00	N/A	N/A	N/A
	2003	$1.000000	$1.084337	155,172.512	N/A	N/A	N/A

36

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

		1.65%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
PIMCO Total Return - Service Class(13)	2005	$1.034840			N/A
	2004	$1.009392	$1.034840	380,776.00	N/A	N/A	N/A
	2003	$1.000000	$1.009392	183,885.849	N/A	N/A	N/A
Salomon All Cap - Service Class(10)	2005	$1.365470			N/A
	2004	$1.274668	$1.365470	209,317.00	N/A	N/A	N/A
	2003	$1.000000	$1.274668	20,127.313	N/A	N/A	N/A
Templeton Great Companies Global - Service Class(11)	2005	$1.082954			N/A
	2004	$1.205139	$1.082954	56,317.00	N/A	N/A	N/A
	2003	$1.000000	$1.205139	934.640	N/A	N/A	N/A
Transamerica Balanced - Service Class(13)	2005	$1.196794			N/A
	2004	$1.097257	$1.196794	20,339.00	N/A	N/A	N/A
	2003	$1.000000	$1.097257	23,100.100	N/A	N/A	N/A
Transamerica Convertible Securities - Service Class(13)	2005	$1.281643			N/A
	2004	$1.153019	$1.281643	640,111.00	N/A	N/A	N/A
	2003	$1.000000	$1.153019	18,759.819	N/A	N/A	N/A
Transamerica Equity - Service Class(10)	2005	$1.375901			N/A
	2004	$1.209695	$1.375901	626,065.00	N/A	N/A	N/A
	2003	$1.000000	$1.209695	104,864.450	N/A	N/A	N/A
Transamerica Growth Opportunities - Service Class(12)	2005	$1.433086			N/A
	2004	$1.250384	$1.433086	105,738.00	N/A	N/A	N/A
	2003	$1.000000	$1.250384	5,210.598	N/A	N/A	N/A
Transamerica Money Market - Service Class(1)	2005	$0.983543			N/A
	2004	$0.992339	$0.983543	1,100,594.00	N/A	N/A	N/A
	2003	$1.000000	$0.992339	333,610.609	N/A	N/A	N/A
Transamerica U.S. Government Securities - Service Class(1)	2005	$1.007306			N/A
	2004	$0.995091	$1.007306	151,064.00	N/A	N/A	N/A
	2003	$1.000000	$0.995091	225,309.984	N/A	N/A	N/A
T. Rowe Price Equity Income - Service Class(6)	2005	$1.369959			N/A
	2004	$1.215594	$1.369959	52,422.00	N/A	N/A	N/A
	2003	$1.000000	$1.215594	18,296.861	N/A	N/A	N/A
T. Rowe Price Growth Stock - Service Class(7)	2005	$1.305262			N/A
	2004	$1.211056	$1.305262	52,944.00	N/A	N/A	N/A
	2003	$1.000000	$1.211056	0.000	N/A	N/A	N/A
T. Rowe Price Small Cap - Service Class(10)	2005	$1.441997			N/A
	2004	$1.331180	$1.441997	207,470.00	N/A	N/A	N/A
	2003	$1.000000	$1.331180	38,917.197	N/A	N/A	N/A
Van Kampen Active International Allocation - Service Class(1)	2005	$1.493653			N/A
	2004	$1.312150	$1.493653	285,890.00	N/A	N/A	N/A
	2003	$1.000000	$1.312150	18,343.025	N/A	N/A	N/A
Van Kampen Emerging Growth - Service Class(12)	2005	$1.250057			N/A
	2004	$1.188546	$1.250057	43,349.00	N/A	N/A	N/A
	2003	$1.000000	$1.188546	4,750.474	N/A	N/A	N/A
Van Kampen Large Cap Core - Service Class(1)	2005	$1.272601			N/A
	2004	$1.149629	$1.272601	99,596.00	N/A	N/A	N/A
	2003	$1.000000	$1.149629	0.000	N/A	N/A	N/A
PAM Transamerica U. S. Government Securities - Service Class(14)	2005	$1.007306			$1.024349
	2004	$0.995091	$1.007306	30,609.00	$1.010428	$1.024349	0.000
	2003	$1.000000	$0.995091	0.000	$1.000000	$1.010428	0.000
AIM V.I. Basic Value Fund - Series II Shares(13)	2005	$1.082408			$1.086700
	2004	$0.992723	$1.082408	1,231,735.00	$0.995176	$1.086700	436,781.00
	2003	$0.757050	$0.992723	1,254,260.8415	$0.757796	$0.995176	490,605.689
	2002	$1.000000	$0.757050	1,003,800.155	$1.000000	$0.757796	271,012.792

37

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

		1.65% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund - Series II Shares(13)	2005	$1.053179			$1.057344
	2004	$1.006847	$1.053179	166,844.00	$1.009328	$1.057344	34,721.00
	2003	$0.792246	$1.006847	195,885.874	$0.793030	$1.009328	35,082.471
	2002	$1.000000	$0.792246	93,051.475	$1.000000	$0.793030	8,536.533
AllianceBernstein Growth and Income Portfolio - Class B(12)	2005	$1.005840			$1.011301
	2004	$0.919316	$1.005840	2,861,924.00	$0.922939	$1.011301	459,689.00
	2003	$0.706941	$0.919316	3,274,904.979	$0.708682	$0.922939	543,774.420
	2002	$0.924456	$0.706941	3,412,179.268	$0.925362	$0.708682	562,772.960
	2001	$1.000000	$0.924456	2,100,221.216	$1.000000	$0.925362	338,946.972
AllianceBernstein Large Cap Growth Portfolio – Class B(12)	2005	$0.751468			$0.755575
	2004	$0.705069	$0.751468	935,900.00	$0.707865	$0.755575	317,752.00
	2003	$0.580946	$0.705069	956,802.626	$0.582390	$0.707865	399,553.877
	2002	$0.853898	$0.580946	977,257.596	$0.854751	$0.582390	290,129.288
	2001	$1.000000	$0.853898	502,759.851	$1.000000	$0.854751	170,283.912
Janus Aspen - Mid Cap Growth Portfolio - Service Class(11)	2005	$0.487253			$0.490316
	2004	$0.411128	$0.487253	1,950,768.00	$0.413107	$0.490316	357,964.00
	2003	$0.310104	$0.411128	2,333,284.441	$0.311130	$0.413107	296,286.367
	2002	$0.438542	$0.310104	2,981,371.124	$0.439334	$0.311130	418,083.312
	2001	$0.738029	$0.438542	1,103,411.436	$0.738276	$0.439334	282,361.120
	2000	$1.000000	$0.738029	181,211.158	$1.000000	$0.738276	4,308.768
Janus Aspen - Mid Cap Value Portfolio - Service Shares(11)	2005	$1.091239			$1.098065
	2004	$0.941673	$1.091239	260,937.00	$0.946169	$1.098065	109,523.00
	2003	$0.677839	$0.941673	290,793.061	$0.680071	$0.946169	107,005.725
	2002	$0.899778	$0.677839	512,467.432	$0.901410	$0.680071	118,269.564
	2001	$0.998370	$0.899778	332,829.788	$0.998696	$0.901410	106,055.256
	2000	$1.000000	$0.998370	52,152.849	$1.000000	$0.998696	3,557.748
Janus Aspen - World Wide Growth Portfolio - Service Shares(11)	2005	$0.617582			$0.621473
	2004	$0.600609	$0.617582	2,197,986.00	$0.603495	$0.621473	316,508.00
	2003	$0.493626	$0.600609	5,422,331.886	$0.495255	$0.603495	572,760.739
	2002	$0.675409	$0.493626	6,042,239.890	$0.676640	$0.495255	1,288,017.381
	2001	$0.887322	$0.675409	1,130,009.520	$0.887611	$0.676640	412,917.680
	2000	$1.000000	$0.887322	199,940.653	$1.000000	$0.887611	27,410.848
MFS New Discovery Series - Service Class(13)	2005	$1.023299			$1.027353
	2004	$0.979415	$1.023299	507,516.00	$0.981842	$1.027353	72,529.00
	2003	$0.746131	$0.979415	252,905.234	$0.746874	$0.981842	64,009.227
	2002	$1.000000	$0.746131	88,053.024	$1.000000	$0.746874	10,623.871
MFS Total Return Series - Service Class(13)	2005	$1.142421			$1.146954
	2004	$1.045974	$1.142421	7,769,161.00	$1.048576	$1.146954	825,794.00
	2003	$0.916538	$1.045974	5,455,329.528	$0.917454	$1.048576	855,610.931
	2002	$1.000000	$0.916538	2,852,668.086	$1.000000	$0.917454	243,516.671
Fidelity VIP - Contrafund® Portfolio - Service Class 2(10)	2005	$1.007547			$1.014517
	2004	$0.889389	$1.007547	11,185,879.00	$0.894215	$1.014517	2,504,455.00
	2003	$0.705209	$0.889389	11,043,294.566	$0.707994	$0.894215	2,454,901.642
	2002	$0.793026	$0.705209	8,369,366.786	$0.794977	$0.707994	1,989,715.385
	2001	$0.921032	$0.793026	3,181,951.082	$0.921935	$0.794977	524,898.341
	2000	$1.000000	$0.921032	905,751.342	$1.000000	$0.921935	83,267.219
Fidelity -VIP Equity-Income Portfolio - Service Class 2(10)	2005	$1.151310			$1.159269
	2004	$1.052163	$1.151310	4,404,731.00	$1.057874	$1.159269	913,774.00
	2003	$0.822512	$1.052163	4,183,621.596	$0.825763	$1.057874	869,203.178
	2002	$1.009197	$0.822512	3,647,123.191	$1.011689	$0.825763	875,533.684
	2001	$1.082527	$1.009197	1,646,698.434	$1.083585	$1.011689	539,459.987
	2000	$1.000000	$1.082527	248,503.974	$1.000000	$1.083585	11,169.920

38

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

	Year	1.65% (Continued)			1.50% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity -VIP Growth Portfolio - Service Class 2(12)	2005	$0.785870			$0.790140
	2004	$0.774687	$0.785870	4,355,705.00	$0.777739	$0.790140	399,469.00
	2003	$0.594116	$0.774687	4,619,609.096	$0.595582	$0.777739	415,789.933
	2002	$0.866432	$0.594116	4,275,755.599	$0.867285	$0.595582	311,639.983
	2001	$1.000000	$0.866432	447,911.910	$1.000000	$0.867285	224,892.535
Fidelity -VIP Growth Opportunities Portfolio - Service Class 2(10)	2005	$0.730396			$0.735424
	2004	$0.394612	$0.730396	229,436.00	N/A	$0.735424	42,146.00
	2003	$0.545616	$0.394612	305,580.826	N/A	N/A	N/A
	2002	$0.711125	$0.545616	405,195.634	N/A	N/A	N/A
	2001	$0.846932	$0.711125	471,916.204	N/A	N/A	N/A
	2000	$1.000000	$0.846932	315,088.251	N/A	N/A	N/A
Fidelity -VIP Mid Cap Portfolio - Service Class 2(10)	2005	$1.559181			$1.569979
	2004	$1.271464	$1.559181	11,302,961.00	$1.278384	$1.569979	1,369,189.00
	2003	$0.934838	$1.271464	11,797,256.740	$0.938535	$1.278384	1,418,766.692
	2002	$1.056151	$0.934838	11,119,727.497	$1.058761	$0.938535	1,109,568.411
	2001	$1.112803	$1.056151	3,679,109.250	$1.113894	$1.058761	301,333.651
	2000	$1.000000	$1.112803	2,963,799.310	$1.000000	$1.113894	193,695.460
Fidelity -VIP Value Strategies Portfolio - Service Class 2(13)	2005	$1.295883			$1.300991
	2004	$1.157177	$1.295883	5,572,327.00	$1.160021	$1.300991	614,331.00
	2003	$0.747462	$1.157177	5,139,439.175	$0.748203	$1.160021	647,601.151
	2002	$1.000000	$0.747462	2,909,201.745	$1.000000	$0.748203	233,602.863
Asset Allocation Conservative Portfolio - Initial Class(13)	2005	$1.168714			$1.173316
	2004	$1.082863	$1.168714	6,043,256.00	$1.085524	$1.173316	6,772,717.00
	2003	$0.895514	$1.082863	3,745,811.278	$0.896399	$1.085524	3,668,423.606
	2002	$1.000000	$0.895514	2,904,735.182	$1.000000	$0.896399	1,767,196.950
Asset Allocation - Growth Portfolio - Initial Class(13)	2005	$1.162218			$1.166804
	2004	$1.034667	$1.162218	8,831,520.00	$1.037216	$1.166804	1,809,111.00
	2003	$0.804077	$1.034667	6,541,474.200	$0.804872	$1.037216	1,046,521.105
	2002	$1.000000	$0.804077	2,859,222.516	$1.000000	$0.804872	331,716.894
Asset Allocation - Moderate Portfolio - Initial Class(13)	2005	$1.167191			$1.171796
	2004	$1.065126	$1.167191	14,608,196.00	$1.067759	$1.171796	4,260,182.00
	2003	$0.867070	$1.065126	12,643,724.058	$0.867926	$1.067759	5,122,323.817
	2002	$1.000000	$0.867070	4,179,411.611	$1.000000	$0.867926	2,109,943.178
Asset Allocation - Moderate Growth Portfolio - Initial Class(13)	2005	$1.171748			$1.171748
	2004	$1.049045	$1.171748	16,971,950.00	$1.051623	$1.176374	5,542,244.00
	2003	$0.838523	$1.049045	18,238,722.797	$0.839352	$1.051623	8,748,000.342
	2002	$1.000000	$0.838523	5,874,308.062	$1.000000	$0.839352	1,349,063.139
American Century International - Initial Class(12)	2005	$0.884758			$0.889551
	2004	$0.786574	$0.884758	3,712,503.00	$0.789661	$0.889551	770,286.00
	2003	$0.638142	$0.786574	3,115,043.494	$0.639710	$0.789661	485,325.462
	2002	$0.831827	$0.638142	1,590,381.361	$0.832651	$0.639710	145,042.207
	2001	$1.000000	$0.831827	32,678.652	$1.000000	$0.832651	11,671.774
American Century Large Company Value - Initial Class(12)	2005	$1.055783			$1.055783
	2004	$0.942167	$1.055783	1,252,503.00	$0.945896	c	286,378.00
	2003	$0.743618	$0.942167	1,279,179.374	$0.745459	$0.945896	299,223.110
	2002	$0.937662	$0.743618	1,065,886.181	$0.938589	$0.745459	355,083.343
	2001	$1.000000	$0.937662	298,410.283	$1.000000	$0.938589	157,141.008
	2002	$1.000000	$0.756850	209,794.826	N/A	N/A	N/A
Capital Guardian Global - Initial Class(5)	2005	$1.310323			$1.323724
	2004	$1.201309	$1.310323	14,697,176.00	$1.211811	$1.323724	1,857,889.00
	2003	$0.887396	$1.201309	14,381,458.752	$0.893846	$1.211811	1,922,920.290
	2002	$1.120829	$0.887396	12,827,550.222	$1.127309	$0.893846	1,604,711.874
	2001	$1.271142	$1.120829	7,844,779.954	$1.276602	$1.127309	1,301,922.214
	2000	$1.527569	$1.271142	10,242,300.583	$1.531878	$1.276602	1,385,983.643
	1999	$1.050254	$1.527569	7,900,925.826	$1.051668	$1.531878	878,307.676
	1998	$1.000000	$1.050254	7,586,217.992	$1.000000	$1.051668	592,043.370

39

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

	Year	1.65% (Continued)			1.50% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Capital Guardian U.S. Equity - Initial Class(9)a	2005	$0.911496			$0.920306
	2004	$0.844120	$0.911496	10,533,759.00	$0.851014	$0.920306	3,487,230.00
	2003	$0.628598	$0.844120	11,014,322.164	$0.632798	$0.851014	3,787,403.586
	2002	$0.838539	$0.628598	9,948,383.744	$0.842900	$0.632798	2,148,917.916
	2001	$0.882315	$0.838539	7,874,225.080	$0.885582	$0.842900	2,202,538.833
	2000	$0.961124	$0.882315	7,435,287.423	$0.963257	$0.885582	1,947,087.676
	1999	$1.20778	$0.961124	3,743,680.000	$1.121610	$0.963257	2,408,403.000
	1998	$1.000000	$1.120778	3,672,232.000	$0.879711	$1.121610	2,070,742.000
Capital Guardian Value - Initial Class(1)	2005	$2.605414			$2.634259
	2004	$2.269422	$2.605414	11,480,006.00	$2.291153	$2.634259	2,017,115.00
	2003	$1.714,108	$2.269422	12,575,020.284	$1.727962	$2.291153	2,204,421.105
	2002	$2.197209	$1.714108	12,431,401.401	$2.211690	$1.727962	1,789,826.190
	2001	$2.094635	$2.197209	11,171,094.554	$2.105297	$2.211690	1,493,061.527
	2000	$2.016675	$2.094635	11,337,843.201	$2.023956	$2.105297	899,581.325
	1999	$2.114561	$2.016675	13,878,688.966	$2.119071	$2.023956	924,905.846
	1998	$1.998321	$2.114561	16,532,987.864	$1.999623	$2.119071	854,044.377
	1997	$1.627513	$1.998321	15,288,077.864	$1.912635	$1.999623	221,576.305
	1996	$1.336071	$1.627513	9,053,564.567	N/A	N/A	N/A
	1995	$1.009026	$1.336071	2,808,066.903	N/A	N/A	N/A
	1994	$0.977843	$1.009026	740,211.153	N/A	N/A	N/A
Clarion Real Estate Securities - Initial Class(13)	2005	$1.620689			$1.627102
	2004	$1.240013	$1.620689	1,511,075.00	$1.243075	$1.627102	546,761.00
	2003	$0.928601	$1.240013	1,117,207.638	$0.929516	$1.243075	411,080.615
	2002	$1.000000	$0.928601	529,237.820	$1.000000	$0.929516	163,787.239
Great Companies AmericaSM - Initial Class(12)	2005	$0.939769			$0.944912
	2004	$0.939168	$0.939769	658,384.00	$0.942896	$0.944912	141,426.00
	2003	$0.765747	$0.939168	674,223.874	$0.767645	$0.942896	159,147.529
	2002	$0.981454	$0.765747	1,307,127.685	$0.982426	$0.767645	137,752.054
	2001	$1.000000	$0.981454	227,181.391	$1.000000	$0.982426	45,495.573
Great Companies - TechnologySM - Initial Class (12)	2005	$0.742579			$0.746619
	2004	$0.698551	$0.742579	1,303,776.00	$0.701312	$0.746619	264,327.00
	2003	$0.470387	$0.698551	770,063.658	$0.471553	$0.701312	263,961.833
	2002	$0.772717	$0.470387	371,721.336	$0.773135	$0.471553	18,934.852
	2001	$1.000000	$0.772717	53,392.798	$1.000000	$0.773135	13,017.152
Janus Growth - Initial Class(1)	2005	$23.006905			$23.261411
	2004	$20.243631	$23.006905	1,295,947.00	$20.437288	$23.261411	152,754.00
	2003	$15.578617	$20.243631	1,520,891.271	$15.704474	$20.437288	181,833.780
	2002	$22.835298	$15.578617	1,799,932.843	$22.985721	$15.704474	260,846.297
	2001	$32.567906	$22.835298	2,456,776.042	$32.733586	$22.985721	300,800.446
	2000	$46.884691	$32.567906	3,138,928.982	$47.053720	$32.733586	354,299.030
	1999	$29.951933	$46.884691	2,898,149.189	$30.015641	$47.053720	383,039.881
	1998	$18.510625	$29.951933	2,161,710.616	$18.522685	$30.015641	123,204.749
	1997	$16.007469	$18.510625	1,859,927.519	$19.289712	$18.522685	25,575.434
	1996	$13.795672	$16.007469	1,130,886.988	N/A	N/A	N/A
	1995	$9.531263	$13.795672	442,772.285	N/A	N/A	N/A
Jennison Growth - Initial Class(4)	2005	$0.794843			$0.803621
	2004	$0.740408	$0.794843	3,298,786.00	$0.747485	$0.803621	687,882.00
	2003	$0.584450	$0.740408	3,888,476.521	$0.589170	$0.747485	719,485.497
	2002	$0.857823	$0.584450	3,985,892.254	$0.863467	$0.589170	842,937.474
	2001	$1.070626	$0.857823	4,155,595.072	$1.076068	$0.863467	794,421.477
	2000	$1.230758	$1.070626	4,248,922.404	$1.235199	$1.076068	847,560.557
	1999	$1.193867	$1.230758	4,953,615.990	$1.196411	$1.235199	729,063.601
	1998	$1.153823	$1.193867	5,698,749.848	$1.154569	$1.196411	834,616.338
	1997	$1.004062	$1.153823	3,224,648.503	$1.133494	$1.154569	164,076.542
	1996	$0.999910	$1.004062	205,301.400	N/A	N/A	N/A

40

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

	Year	1.65% (Continued)			1.50% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
J.P. Morgan Enhanced Index - Initial Class(2)	2005	$1.424267			$1.440031
	2004	$1.304133	$1.424267	9,880,898.00	$1.316611	$1.440031	2,086,496.00
	2003	$1.028077	$1.304133	11,186,909.259	$1.036367	$1.316611	2,044,814.188
	2002	$1.385872	$1.028077	11,893,663.375	$1.394980	$1.036367	2,460,344.188
	2001	$1.600648	$1.385872	14,139,200.302	$1.608774	$1.394980	2,771,657.278
	2000	$1.826512	$1.600648	17,387,971.033	$1.833086	$1.608774	3,518,400.932
	1999	$1.571311	$1.826512	18,365,179.331	$1.574648	$1.833086	3,446,692.138
	1998	$1.215643	$1.571311	9,104,248.582	$1.216436	$1.574648	1,594,101.412
	1997	$1.000000	$1.215643	2,781,467.718	$1.183597	$1.216436	143,726.569
Marsico Growth - Initial Class(11)b	2005	$0.772306			$0.777637
	2004	$0.699402	$0.772306	1,639,559.00	$0.703189	$0.777637	732,743.00
	2003	$0.562710	$0.699402	1,763,185.080	$0.564924	$0.703189	515,687.238
	2002	$0.772799	$0.562710	1,711,305.448	$0.774704	$0.564924	334,220.812
	2001	$0.937634	$0.829038	482,713.287	$0.915432	$0.774704	364,073.304
	2000	$1.000000	$0.937634	76,318.561	$1.000000	$0.915432	184,582.408
Mercury Large Cap Value - Initial Class(10)	2005	$1.308666			$1.317759
	2004	$1.124147	$1.308666	1,798,706.00	$1.130279	$1.317759	278,241.00
	2003	$0.880466	$1.124147	2,349,670.149	$0.883966	$1.130279	247,665.126
	2002	$1.043264	$0.880466	2,185,519.794	$1.045857	$0.883966	206,458.124
	2001	$1.080110	$1.043264	1,443,863.482	$1.081170	$1.045857	171,576.787
	2000	$1.000000	$1.080110	319,356.559	$1.000000	$1.081170	16,484.855
MFS High Yield - Initial Class(3)	2005	$1.195154			$1.206825
	2004	$1.106818	$1.195154	4,577,669.00	$1.115968	$1.206825	1,879,616.00
	2003	$0.955558	$1.106818	5,300,691.125	$0.962033	$1.115968	2,108,724.599
	2002	$0.951599	$0.955558	3,994,850.994	$0.956639	$0.962033	1,415,069.235
	2001	$0.932124	$0.951599	3,672,588.987	$0.935671	$0.956639	1,251,294.886
	2000	$0.999195	$0.932124	3,298,537.499	$1.001525	$0.935671	1,331,468.484
	1999	$0.959834	$0.999195	3,556,578.835	$0.960653	$1.001525	1,167,355.038
	1998	$1.000000	$0.959834	1,896,873.105	$1.000000	$0.960653	586,051.988
PIMCO Total Return - Initial Class(13)	2005	$1.114366			$1.118783
	2004	$1.084069	$1.114366	10,302,205.00	$1.086753	$1.118783	2,696,360.00
	2003	$1.050445	$1.084069	11,973,638.852	$1.051492	$1.086753	3,091,761.763
	2002	$1.000000	$1.050445	11,672,666.206	$1.000000	$1.051492	2,092,533.373
Salomon All Cap - Initial Class(10)	2005	$1.094583			$1.102152
	2004	$1.019502	$1.094583	10,473,985.00	$1.025037	$1.102152	1,817,749.00
	2003	$0.766770	$1.019502	11,221,771.416	$0.769798	$1.025037	1,775,466.094
	2002	$1.035304	$0.766770	10,724,740.045	$1.037858	$0.769798	2,248,284.702
	2001	$1.030978	$1.035304	7,263,091.162	$1.031983	$1.037858	1,854,117.582
	2000	$1.000000	$1.030978	1,348,686.276	$1.000000	$1.031983	30,567.088
Templeton Great Companies Global - Initial Class(11)	2005	$0.558206			$0.562060
	2004	$0.747851	$0.558206	3,431,817.00	$0.751404	$0.562060	305,805.00
	2003	$0.599849	$0.747851	993,167.926	$0.601821	$0.751404	83,811.667
	2002	$0.776870	$0.599849	544,592.989	$0.778284	$0.601821	61,696.491
	2001	$0.949668	$0.776870	126,397.489	$0.949980	$0.778284	1,669.965
	2000	$1.000000	$0.949668	1,000.000	$1.000000	$0.949980	1,000.000
Transamerica Balanced - Initial Class(13)	2005	$1.150057			$1.154600
	2004	$1.051755	$1.150057	430,740.00	$1.054354	$1.154600	271,875.00
	2003	$0.938664	$1.051755	480,373.577	$0.939595	$1.054354	356,752.099
	2002	$1.000000	$0.938664	214,030.878	$1.000000	$0.939595	73,453.140
Transamerica Convertible Securities - Initial Class(13)	2005	$1.248620			$1.253568
	2004	$1.121475	$1.248620	966,039.00	$1.124250	$1.253568	265,461.00
	2003	$0.921845	$1.121475	717,917.875	$0.922763	$1.124250	240,457.310
	2002	$1.000000	$0.921845	109,517.234	$1.000000	$0.922763	40,596.281

41

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

	Year	1.65% (Continued)			1.50% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(10)	2005	$0.756126			$0.761335
	2004	$0.663714	$0.756126	15,059,252.00	$0.667300	$0.761335	2,209,667.00
	2003	$0.514119	$0.663714	13,524,250.334	$0.516143	$0.667300	1,940,332.762
	2002	$0.672098	$0.514119	13,860,459.800	$0.673747	$0.516143	1,190,272.376
	2001	$0.829471	$0.672098	6,215,346.172	$0.830281	$0.673747	884,825.721
	2000	$1.000000	$0.829471	1,181,369.405	$1.000000	$0.830281	233,077.723
Transamerica Growth Opportunities - Initial Class(12)	2005	$1.380498			$1.388005
	2004	$1.203260	$1.380498	1,986,135.00	$1.208021	$1.388005	375,815.00
	2003	$0.932156	$1.203260	595,234.833	$0.934457	$1.208021	181,897.513
	2002	$1.105816	$0.932156	598,414.849	$1.106909	$0.934457	205,145.974
	2001	$1.000000	$1.105816	57,285.504	$1.000000	$1.106909	998.580
Transamerica Money Market - Initial Class(1)	2005	$1.248895			$1.262642
	2004	$1.256917	$1.248895	7,620,339.00	$1.268884	$1.262642	1,119,609.00
	2003	$1.268238	$1.256917	11,092,443.850	$1.278447	$1.268884	3,171,016.176
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	$3.732362			$3.773614
	2004	$3.261034	$3.732362	6,987,862.00	$3.292202	$3.773614	795,677.00
	2003	$1.737018	$3.261034	8,463,313.859	$1.751037	$3.292202	986,909.160
	2002	$2.916827	$1.737018	10,140,901.466	$2.936020	$1.751037	1,323,422.436
	2001	$2.302427	$2.916827	10,496,025.501	$2.314129	$2.936020	1,467,944.630
	2000	$2.107984	$2.302427	11,183,856.536	$2.115582	$2.314129	1,288,104.656
	1999	$1.656056	$2.107984	11,265,409.515	$1.659586	$2.115582	1,150,008.250
	1998	$1.720848	$1.656056	12,396,813.175	$1.721966	$1.659586	916,216.066
	1997	$1.394113	$1.720848	9,576,109.396	$1.680492	$1.721966	201,510.890
	1996	$1.127390	$1.394113	5,378,653.976	N/A	N/A	N/A
	1995	$1.004766	$1.124390	2,577,504.165	N/A	N/A	N/A
Transamerica U.S. Government Securities - Initial Class(1)	2005	$1.488185			$1.507049
	2004	$1.464538	$1.488185	5,866,231.00	$1.480911	$1.507049	1,917,976.00
	2003	$1.446084	$1.464538	8,558,140.430	$1.460102	$1.480911	2,604,058.728
	2002	$1.389160	$1.446084	10,798,492.580	$1.400560	$1.460102	2,810,237.095
	2001	$1.343721	$1.389160	10,097.516.496	$1.352742	$1.400560	2,021,013.095
	2000	$1.239850	$1.343721	8,324,734.085	$1.246338	$1.352742	1,909,567.520
	1999	$1.273389	$1.239850	11,107,749.467	$1.276099	$1.246338	2,509,680.360
	1998	$1.205408	$1.273389	10,994,883.018	$1.206194	$1.276099	1,684,993.398
	1997	$1.122583	$1.205408	5,825,613.204	$1.165042	$1.206194	125,603.264
	1996	$1.120922	$1.122583	3,772,426.054	N/A	N/A	N/A
	1995	$0.985254	$1.120922	2,656,099.798	N/A	N/A	N/A
T. Rowe Price Equity Income - Service Class(6)	2005	$2.767289			$2.797855
	2004	$2.450130	$2.767289	12,505,355.00	$2.473523	$2.797855	2,084,449.00
	2003	$1.983073	$2.450130	13,535,732.517	$1.999060	$2.473523	2,196,683.469
	2002	$2.312082	$1.983073	13,877,571.208	$2.327288	$1.999060	2,250,643.880
	2001	$2.300522	$2.312082	14,008,510.847	$2.312216	$2.327288	2,263,568.298
	2000	$2.082011	$2.300522	13,878,653.721	$2.089513	$2.312216	1,989,114.003
	1999	$2.045410	$2.082011	17,239,278.320	$2.049755	$2.089513	1,724,375.455
	1998	$1.910886	$2.045410	17,687,561.131	$1.912129	$2.049755	1,462,715.818
	1997	$1.514228	$1.910886	13,838,945.338	$1.776425	$1.912129	392,308.493
	1996	$1.284124	$1.514228	7,413,620.068	N/A	N/A	N/A
	1995	$0.999237	$1.284124	1,786,079.570	N/A	N/A	N/A

42

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

	Year	1.65% (Continued)			1.50% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Growth Stock - Initial Class(7)	2005	$2.822125			$2.853306
	2004	$2.611419	$2.822125	8,555,124.00	$2.636373	$2.853306	766,807.00
	2003	$2.030027	$2.611419	9,187,370.333	$2.046402	$2.636373	897,954.533
	2002	$2.673510	$2.030027	9,575,773.455	$2.691110	$2.046402	1,039,057.802
	2001	$3.021350	$2.673510	11,697,193.658	$3.036723	$2.691110	1,147,568.990
	2000	$3.086714	$3.021350	14,121,742.909	$3.097854	$3.036723	1,394,829.207
	1999	$2.567729	$3.086714	13,962,698.692	$2.573188	$3.097854	1,048,447.131
	1998	$2.028458	$2.567729	12,796,138.800	$2.026778	$2.573188	833,778.344
	1997	$1.603706	$2.028458	10,504,253.629	$1.957595	$2.029778	184,298.595
	1996	$1.350045	$1.603706	5,893,560.949	N/A	N/A	N/A
	1995	$0.999910	$1.350045	1,611,995.783	N/A	N/A	N/A
T. Rowe Price Small Cap - Initial Class(10)	2005	$0.812890			$0.818522
	2004	$0.748717	$0.812890	6,866,396.00	$0.752793	$0.818522	909,648.00
	2003	$0.542048	$0.748717	7,757,839.511	$0.544196	$0.752793	989,024.641
	2002	$0.758423	$0.542048	4,581,581.594	$0.760305	$0.544196	373,078.856
	2001	$0.853985	$0.758423	1,490,797.527	$0.854820	$0.760305	167,743.278
	2000	$1.000000	$0.853985	836,679.096	$1.000000	$0.854820	52,772.929
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.284512			$1.298698
	2004	$1.125252	$1.284512	8,990,192.00	$1.135997	$1.298698	1,021,347.00
	2003	$0.861237	$1.125252	9,838,449.262	$0.868180	$1.135997	1,285,351.618
	2002	$1.054413	$0.861237	10,643,994.382	$1.061346	$0.868180	1,510,384.701
	2001	$1.391360	$1.054413	12,734,394.479	$1.398424	$1.061346	1,607,640.906
	2000	$1.730178	$1.391360	15,678,291.165	$1.736396	$1.398424	1,768,280.720
	1999	$1.328767	$1.730178	14,886,967.987	$1.331580	$1.736396	1,699,977.857
	1998	$1.170007	$1.328767	14,769,680.537	$1.170767	$1.331580	880,651.775
	1997	$1.159025	$1.170007	13,715,298.844	$1.314403	$1.170767	164,219.793
	1996	$1.022539	$1.159025	8,619,163.798	N/A	N/A	N/A
	1995	$0.940071	$1.022539	3,606,823.400	N/A	N/A	N/A
Van Kampen Emerging Growth - Initial Class(12)	2005	$0.704207			$0.708049
	2004	$0.668131	$0.704207	2,114,304.00	$0.670790	$0.708049	275,618.00
	2003	$0.529946	$0.668131	2,666,322.190	$0.531264	$0.670790	640,612.133
	2002	$0.804775	$0.529946	2,299,820.383	$0.805577	$0.531264	211,455.972
	2001	$1.000000	$0.804775	481,275.835	$1.000000	$0.805577	121,404.814
Van Kampen Large Cap Core - Initial Class(1)	2005	$2.161082			$2.184988
	2004	$1.948358	$2.161082	7,883,481.00	$1.966993	$2.184988	1,611,174.00
	2003	$1.635640	$1.948358	9,184,203.186	$1.648851	$1.966993	1,814,818.120
	2002	$1.988345	$1.635640	10,520,153.154	$2.001444	$1.648851	2,392,336.584
	2001	$2.174927	$1.988345	12,715,598.918	$2.185997	$2.001444	2,618,053.899
	2000	$2.350088	$2.174927	14,927,120.171	$2.358574	$2.185997	2,130,505.037
	1999	$1.890033	$2.350088	14,835,442.284	$1.894059	$2.358574	1,347,870.453
	1998	$1.622765	$1.890033	13,176,237.016	$1.623829	$1.894059	864,583.172
	1997	$1.372991	$1.622765	10,247,121.752	$1.619154	$1.623829	265,868.401
	1996	$1.184740	$1.372991	6,522,822.306	N/A	N/A	N/A
	1995	$0.979750	$1.184740	3,313,507.707	N/A	N/A	N/A

(1)	Subaccount Inception Date July 5, 1994.

(2)	Subaccount Inception Date May 1, 1997.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date November 20, 1996.

(5)	Subaccount Inception Date February 2, 1998.

(6)	Subaccount Inception Date January 20, 1995.

(7)	Subaccount Inception Date January 5, 1995.

(8)	Subaccount Inception Date July 23, 1997.

(9)	Subaccount Inception Date July 1, 1998.

(10)	Subaccount Inception Date May 1, 2000.

(11)	Subaccount Inception Date October 9, 2000.

43

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

(12)	Subaccount Inception Date May 1, 2001.

(13)	Subaccount Inception Date May 1, 2002.

(14)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[THIS SPACE INTENTIONALLY LEFT BLANK]

44

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Initial Class(13)	2005	$1.071740
	2004	$1.000000	$1.071740	0.000
Asset Allocation - Growth Portfolio - Initial Class(13)	2005	$1.106529
	2004	$1.000000	$1.106529	0.000
Asset Allocation - Moderate Portfolio - Initial Class(13)	2005	$1.083067
	2004	$1.000000	$1.083067	21,239.00
Asset Allocation - Moderate Growth Portfolio - Initial Class(13)	2005	$1.102655
	2004	$1.000000	$1.102655	0.000
American Century International - Initial Class(12)	2005	$1.100814
	2004	$1.000000	$1.100814	7,927.00
American Century Large Company Value - Initial Class(12)	2005	$1.110607
	2004	$1.000000	$1.110607	13,136.00
Capital Guardian Global - Initial Class(5)	2005	$1.081041
	2004	$1.000000	$1.081041	49,373.00
Capital Guardian U.S. Equity - Initial Class(9)a	2005	$1.074842
	2004	$1.000000	$1.074842	15,821.00
Capital Guardian Value - Initial Class(1)	2005	$1.132519
	2004	$1.000000	$1.132519	581,855.00
Clarion Real Estate Securities - Initial Class(13)	2005	$1.345941
	2004	$1.000000	$1.345941	0.000
Great Companies AmericaSM - Initial Class(12)	2005	$1.009975
	2004	$1.000000	$1.009975	0.000
Great Companies - Technology SM - Initial Class (12)	2005	$1.068043
	2004	$1.000000	$1.068043	0.000
Janus Growth - Initial Class (1)	2005	$1.115194
	2004	$1.000000	$1.115194	798,169.00
Jennison Growth - Initial Class(4)	2005	$1.081308
	2004	$1.000000	$1.081308	24,015.00
J.P. Morgan Enhanced Index - Initial Class(2)	2005	$1.088084
	2004	$1.000000	$1.088084	4,029.00
Marsico Growth - Initial Class(11)b	2005	$1.118831
	2004	$1.000000	$1.118831	0.000
Mercury Large Cap Value - Initial Class(10)	2005	$1.151057
	2004	$1.000000	$1.151057	10,059.00
MFS High Yield - Initial Class(3)	2005	$1.086592
	2004	$1.000000	$1.086592	0.000
PIMCO Total Return - Initial Class(13)	2005	$1.035410
	2004	$1.000000	$1.035410	45,589.00
Salomon All Cap - Initial Class(10)	2005	$1.060317
	2004	$1.000000	$1.060317	8,271.00
Templeton Great Companies Global - Initial Class(11)	2005	$1.078671
	2004	$1.000000	$1.078671	0.000
Transamerica Balanced - Initial Class(13)	2005	$1.101394
	2004	$1.000000	$1.101394	0.000
Transamerica Convertible Securities - Initial Class(13)	2005	$1.096676
	2004	$1.000000	$1.096676	0.000

45

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

		1.40% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(10)	2005	$1.112918
	2004	$1.000000	$1.112918	42,721.00
Transamerica Growth Opportunities - Initial Class(12)	2005	$1.067308
	2004	$1.000000	$1.067308	7,883.00
Transamerica Money Market - Initial Class(1)	2005	$0.998530
	2004	$1.000000	$0.998530	26,102.00
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	$1.127273
	2004	$1.000000	$1.127273	385,112.00
Transamerica U.S. Government Securities - Initial Class(1)	2005	$1.028493
	2004	$1.000000	$1.028493	45,345.00
T. Rowe Price Equity Income - Service Class(6)	2005	$1.112410
	2004	$1.000000	$1.112410	50,652.00
T. Rowe Price Growth Stock - Initial Class(7)	2005	$1.080854
	2004	$1.000000	$1.080854	162,333.00
T. Rowe Price Small Cap - Initial Class(10)	2005	$1.054924
	2004	$1.000000	$1.054924	0.000
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.129437
	2004	$1.000000	$1.129437	412,401.00
Van Kampen Emerging Growth - Initial Class(12)	2005	$1.069338
	2004	$1.000000	$1.069338	0.000
Van Kampen Large Cap Core - Initial Class(1)	2005	$1.104914
	2004	$1.000000	$1.104914	450,934.00
PAM Transamerica U.S. Government Securities - Service Class(14)	2005	$1.026124
	2004	$1.000000	$1.026124	0.000
AIM V.I. Basic Value Fund - Series II(13)	2005	$1.063187
	2004	$1.000000	$1.063187	0.000
AIM V.I. Capital Appreciation Fund - Series II(13)	2005	$1.067228
	2004	$1.000000	$1.067228	14,542.00
AllianceBernstein Growth & Income Portfolio - Class B(12)	2005	$1.075680
	2004	$1.000000	$1.075680	0.000
AllianceBernstein Large Cap Growth Portfolio - Class B(12)	2005	$1.080644
	2004	$1.000000	$1.080644	0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Class(11)	2005	$1.148456
	2004	$1.000000	$1.148456	0.000
Janus Aspen - Mid Cap Value Portfolio - Service Shares(11)	2005	$1.119482
	2004	$1.000000	$1.119482	0.000
Janus Aspen - World Wide Growth Portfolio - Service Shares(11)	2005	$1.027724
	2004	$1.000000	$1.027724	0.000
MFS New Discovery Series - Service Class(13)	2005	$1.041845
	2004	$1.000000	$1.041845	0.000
MFS Total Return Series - Service Class(13)	2005	$1.085350
	2004	$1.000000	$1.085350	0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2(10)	2005	$1.102587
	2004	$1.000000	$1.102587	45,827.00
Fidelity -VIP Equity-Income Portfolio - Service Class 2(10)	2005	$1.087049
	2004	$1.000000	$1.087049	0.000

46

Statement of Additional Information (Subject to Completion, Issued January 27, 2006)

		1.40% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Growth Portfolio - Service Class 2(12)	2005	$1.030936
	2004	$1.000000	$1.030936	0.000
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(10)	2005	$1.064926
	2004	$1.000000	$1.064926	0.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2(10)	2005	$1.201095
	2004	$1.000000	$1.201095	71,612.00
Fidelity - VIP Value Strategies Portfolio - Service Class 2(13)	2005	$1.112856
	2004	$1.000000	$1.112856	9,865.00

(1)      Subaccount Inception Date July 5, 1994.

(2)      Subaccount Inception Date May 1, 1997.

(3)      Subaccount Inception Date June 2, 1998.

(4)      Subaccount Inception Date November 20, 1996.

(5)      Subaccount Inception Date February 2, 1998.

(6)      Subaccount Inception Date January 20, 1995.

(7)      Subaccount Inception Date January 5, 1995.

(8)      Subaccount Inception Date July 23, 1997.

(9)      Subaccount Inception Date July 1, 1998.

(10)    Subaccount Inception Date May 1, 2000.

(11)    Subaccount Inception Date October 9, 2000.

(12)    Subaccount Inception Date May 1, 2001.

(13)    Subaccount Inception Date May 1, 2002

(14)    Subaccount Inception Date November 3, 2003.

[a]        For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]        This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[THIS SPACE INTENTIONALLY LEFT BLANK]

47

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits: The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

(8)	(l)		Participation Agreement by and among AIM Variable

Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(9)	(a)		Opinion and Consent of Counsel. Note 39.

(9)	(b)		Consent of Counsel. Note 39.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 39.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 7 (Craig D. Vermie) Note 11 (Brenda K. Clancy) Note 12 (Larry N. Norman) Note 15. (Bart Herbert, Jr.) Note 24. (Christopher H. Garrett, Arthur C. Schneider) Note 32. (Ronald L. Ziegler) Note 35. (James A. Beardsworth) Note 38.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	To be filed by Amendment.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Executive Vice President, and Chief Operations Officer

James A. Beardsworth 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Treasurer and Senior Vice President

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Policyowners

As of February 28, 2006, there were Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Financial and Operations Principal, Treasurer, and Controller
Teresa L. Stolba	(1)	Assistant Compliance Officer
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Carol A. Sterlacci	(2)	Assistant Controller and Treasurer
Michael C. Massrock	(2)	Vice President
Paula G. Nelson	(5)	Director
Phillip S. Eckman	(5)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202
(5)	600 South Highway 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation		$0	0	0

(1)	Fiscal Year 2005

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 24th day of January, 2006.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Ron Ziegler	Director and Vice President	_____________

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	_____________

* Larry N. Norman	Director, Chairman of the Board and President	_____________

/s/ CRAIG VERMIE Craig D. Vermie	Director, Senior Vice President, Secretary and General Counsel	January 24, 2006

* Robert J. Kontz	Vice President and Corporate Controller	_____________

* Brenda K. Clancy	Director, Executive Vice President and Chief Operations Officer	_____________

* James A. Beardsworth	Treasurer and Senior Vice President	_____________

*	By Craig D. Vermie, Attorney-in-Fact